THE FLIPPIN, BRUCE & PORTER FUNDS
---------------------------------
---------------------------------

INVESTMENT ADVISER
Flippin, Bruce & Porter, Inc.
800 Main Street, Suite 202
P.O. Box 6138
Lynchburg, Virginia 24505
800-FBP-9375

TRANSFER AGENT AND
SHAREHOLDER SERVICING AGENT
MGF Service Corp.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
800-443-4249

OFFICERS
John M. Flippin, President
John T. Bruce, Vice President
   and Portfolio Manager
R. Gregory Porter, III, Vice President

TRUSTEES
Jack E. Brinson
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Samuel B. Witt, III


                                     THE
                           FLIPPIN, BRUCE & PORTER
                                    FUNDS




                              SEMI-ANNUAL REPORT
                              September 30, 1995
                                 (Unaudited)


                           ------------------------
                           ------------------------

                           FBP CONTRARIAN EQUITY FUND

                           FBP CONTRARIAN BALANCED FUND

                           ------------------------------
                           ------------------------------

LETTER TO SHAREHOLDERS

     We are pleased to report on the progress of your Fund and its investments during the semi-annual period from April 1 to September 30, 1995. Stocks and bonds produced very favorable results over this time period, continuing 1995's excellent first quarter start.

REVIEW AND OUTLOOK

     The S&P 500 was up 29.8% for the first nine months of 1995, its third best performance for that period in the last fifty years. In fact, during that span there have only been four other years in which that index rose 25% or more over the first nine months -- 1954, 1958, 1987 and 1989.

     The economy continues to grow at a moderate pace that we expect will carry well into next year. Moderate economic growth and low inflation are the main reasons for the exceptional returns from the bond and stock markets. We expect little change in the current level of interest rates. However, in the event a very positive budget reduction bill is signed into law, interest rates may move somewhat lower than our forecast, as the Federal Reserve would most likely lower short-term rates.

     The market advance has been led by the consumer staple, technology and finance sectors of the market, which the Funds have participated in strongly. Toward the end of this past quarter, we began to reduce the overweighting in the finance sector as these companies are no longer as undervalued. With the economy exhibiting slow to moderate growth, companies whose earnings are economically sensitive may continue their relative underperformance.

     Going forward, we expect positive returns, although somewhat lower than we have enjoyed these first three quarters. Cash balances in both Funds have been rising, positioning the Funds to take advantage of any market opportunities that become available.

INVESTMENT RETURNS

     The following table displays the total return (capital change plus income) for the six months and one year ended September 30, 1995:

                                               Six    Twelve
                                              Months  Months
                                              ------  ------
FBP Contrarian Equity Fund                    18.7%    24.7%
FBP Contrarian Balanced Fund                  14.6%    20.7%

COMPARATIVE CHARTS

     Performance for each Fund is compared on the next page to the most appropriate broad-based index, the S&P 500, an unmanaged index of 500 large common stocks. Over time, this index has outpaced the FBP Contrarian Balanced Fund, which maintains at least 25% bonds. Balanced funds have the growth potential to outpace inflation, but they will typically be outperformed by a 100% stock index over the long term because of the bond portion of their portfolios. However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

     The Funds each declared and paid a dividend on October 31 for capital gains realized over the past year. Many funds wait until yearend to make this distribution, but by proceeding now, our Funds become more attractive for new and existing shareholders who may want to invest.

     Thank you for your continued confidence and investment in The Flippin, Bruce & Porter Funds.

       John M. Flippin
       President


       John T. Bruce
       Vice President - Portfolio Manager

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995 (UNAUDITED)

----------------------------------------------------------------
----------------------------------------------------------------
 SHARES COMMON STOCKS - 80.6%                           VALUE
----------------------------------------------------------------
        BUSINESS INFORMATION SERVICES - 2.7%
3,000   Dun & Bradstreet Corporation. . . . . . . . .   $173,625
                                                        --------

        CHEMICALS - 2.4%
1,400   Dow Chemical Company. . . . . . . . . . . . .    104,300
4,700   Ethyl Corporation . . . . . . . . . . . . . .     52,287
                                                        --------
                                                         156,587
                                                        --------
        COMMERCIAL BANKING - 10.9%
1,800   Chemical Banking Corporation. . . . . . . . .    109,575
2,700   Citicorp. . . . . . . . . . . . . . . . . . .    191,025
  900   First Chicago Corporation . . . . . . . . . .     61,763
3,200   NationsBank Corporation . . . . . . . . . . .    215,200
6,100   Premier Bancorp, Inc.(b). . . . . . . . . . .    135,725
                                                        --------
                                                         713,288
                                                        --------
        COMMUNICATIONS - 4.4%
5,900   GTE Corporation . . . . . . . . . . . . . . .    231,575
1,000   Harris Corporation. . . . . . . . . . . . . .     54,875
                                                        --------
                                                         286,450
                                                        --------
        COMPUTERS/COMPUTER TECHNOLOGY SERVICES - 5.9%
2,800   International Business Machines(c). . . . . .    264,250
9,700   Tandem Computers, Inc.(b) . . . . . . . . . .    118,825
                                                        --------
                                                         383,075
                                                        --------
        CONSUMER GOODS & SERVICES - 3.5%
2,700   Philip Morris Companies, Inc. . . . . . . . .    225,450
                                                        --------
        DATA PROCESSING - 1.3%
  900   First Financial Management Corporation. . . .     87,863
                                                        --------
        DRUGS/MEDICAL EQUIPMENT - 11.0%
4,200   Allergan, Inc . . . . . . . . . . . . . . . .    140,175
1,600   Bristol-Myers Squibb Company. . . . . . . . .    116,600
4,000   Health Images, Inc. . . . . . . . . . . . . .     28,500
1,700   Johnson & Johnson . . . . . . . . . . . . . .    126,012
3,000   Merck & Company, Inc. . . . . . . . . . . . .    168,000
3,200   Upjohn Company. . . . . . . . . . . . . . . .    142,800
                                                        --------
                                                         722,087
                                                        --------
        DURABLE GOODS - 7.7%
5,000   Digital Equipment Corporation (b)(c). . . . .    228,125
1,200   General Electric Company. . . . . . . . . . .     76,500
1,500   Genuine Parts Company . . . . . . . . . . . .     60,188
4,800   WMX Technologies, Inc . . . . . . . . . . . .    136,800
                                                        --------
                                                         501,613
                                                        --------


----------------------------------------------------------------
----------------------------------------------------------------
 SHARES   COMMON STOCKS - 80.6%                         VALUE
----------------------------------------------------------------
          ELECTRONICS - 1.3%
  1,000   Hewlett Packard Company(c). . . . . . . . . $   83,375
                                                      ----------
          FINANCE - 2.5%
  3,000   Student Loan Marketing Association. . . . .    162,000
                                                      ----------
          INSURANCE - 3.8%
  1,200   Aetna Life & Casualty Company . . . . . . .     88,050
  6,000   First Colony Corporation. . . . . . . . . .    162,000
                                                      ----------
                                                         250,050
                                                      ----------
          MANAGEMENT SERVICES - 1.9%
  2,800   PHH Corporation . . . . . . . . . . . . . .    126,000
                                                      ----------
          OIL & OIL DRILLING - 6.0%
  2,100   Equitable Resources, Inc. . . . . . . . . .     61,950
  8,500   Oryx Energy Company(b). . . . . . . . . . .    110,500
  2,300   Pennzoil Company. . . . . . . . . . . . . .    100,913
  1,800   Schlumberger Limited. . . . . . . . . . . .    117,450
                                                      ----------
                                                         390,813
                                                      ----------
          PAPER & FOREST PRODUCTS - 1.5%
  2,100   Weyerhaeuser Company. . . . . . . . . . . .     95,812
                                                      ----------
          PHOTOGRAPHICAL PRODUCTS - 2.3%
  2,500   Eastman Kodak Company . . . . . . . . . . .    148,125
                                                      ----------
          PRINTING - 1.4%
  1,900   Deluxe Corporation. . . . . . . . . . . . .     62,937
  2,000   Gibson Greetings, Inc . . . . . . . . . . .     28,500
                                                      ----------
                                                          91,437
                                                      ----------
          RETAIL STORES - 4.2%
  4,000   Circuit City Stores, Inc. . . . . . . . . .    126,500
 10,000   K-Mart Corporation. . . . . . . . . . . . .    145,000
                                                      ----------
                                                         271,500
                                                      ----------
          TOBACCO - .6%
  2,800   Dimon, Inc. . . . . . . . . . . . . . . . .     42,000
                                                      ----------
          TRANSPORTATION - 4.0%
  4,800   Alexander & Baldwin, Inc. . . . . . . . . .    115,200
  1,800   Federal Express Corporation(b)(c) . . . . .    149,400
                                                      ----------
                                                         264,600
                                                      ----------
          TRAVEL & INVESTMENT SERVICES - 1.3%
  2,000   American Express Company. . . . . . . . . .     88,750
                                                      ----------
          TOTAL COMMON STOCKS  (COST $3,969,308). . . $5,264,500
                                                      ----------


----------------------------------------------------------------
----------------------------------------------------------------
  FACE
 AMOUNT     REPURCHASE AGREEMENTS(a) - 19.7%            VALUE
----------------------------------------------------------------
$1,288,562  Daiwa Securities, 6.45%, dated 09/29/95,
             due 10/02/95, repurchase proceeds
             $1,289,255 (Cost $1,288,562). . . . . . $ 1,288,562
                                                     -----------
            TOTAL INVESTMENTS AND REPURCHASE
             AGREEMENTS AT VALUE - 100.3%. . . . . . $ 6,553,062

            LIABILITIES IN EXCESS OF OTHER
             ASSETS - (.3)%. . . . . . . . . . . . .     (20,116)
                                                     -----------
            NET ASSETS - 100.0%. . . . . . . . . . . $ 6,532,946
                                                     -----------
                                                     -----------

(a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/15. The
    aggregate market value of the collateral at September 30, 1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $1,320,029.

(b) Non-income producing security.

(c) Security covers a call option.


See accompanying notes to the financial statements.


FBP CONTRARIAN EQUITY FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 1995 (UNAUDITED)

----------------------------------------------------------------
----------------------------------------------------------------
                                             MARKET
                                            VALUE OF    PREMIUMS
 SHARES   COVERED CALL OPTIONS               OPTION     RECEIVED
----------------------------------------------------------------


          Digital Equipment Corporation,
    600     01/20/96 at $50                  $ 1,800   $   2,735
          Federal Express Corporation,
    800     01/20/96 at $80                    5,400       3,498
          Hewlett Packard Company,
  1,000     11/18/95 at $75                    9,875       4,335
          International Business Machines,
    300     01/20/96 at $120                     188       1,647
                                             --------   --------
                                             $17,263   $  12,215
                                             --------   --------
                                             --------   --------


See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995 (UNAUDITED)


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  SHARES     COMMON STOCKS - 55.0%                                     VALUE
-------------------------------------------------------------------------------
             BUSINESS INFORMATION SERVICES - 1.7%
  9,000      Dun & Bradstreet Corporation. . . . . . . . . . . . . .$  520,875
                                                                    ----------

             CHEMICALS - 2.1%
  6,000      Dow Chemical Company. . . . . . . . . . . . . . . . . .   447,000
 20,000      Ethyl Corporation . . . . . . . . . . . . . . . . . . .   222,500
                                                                    ----------
                                                                       669,500
                                                                    ----------

             COMMERCIAL BANKING - 7.6%
  8,000      Chemical Banking Corporation. . . . . . . . . . . . . .   487,000
  8,000      Citicorp. . . . . . . . . . . . . . . . . . . . . . . .   566,000
  4,000      First Chicago Corporation . . . . . . . . . . . . . . .   274,500
  9,400      NationsBank Corporation . . . . . . . . . . . . . . . .   632,150
 20,000      Premier Bancorp, Inc.(b). . . . . . . . . . . . . . . .   445,000
                                                                    ----------
                                                                     2,404,650
                                                                    ----------

             COMMUNICATIONS - 3.0%
 15,000      GTE Corporation . . . . . . . . . . . . . . . . . . . .   588,750
  6,700      Harris Corporation. . . . . . . . . . . . . . . . . . .   367,663
                                                                    ----------
                                                                       956,413
                                                                    ----------

             COMPUTERS/COMPUTER TECHNOLOGY SERVICES - 4.2%
 10,000      International Business Machines(c). . . . . . . . . . .   943,750
 31,000      Tandem Computers, Inc.(b) . . . . . . . . . . . . . . .   379,750
                                                                    ----------
                                                                     1,323,500
                                                                    ----------

             CONSUMER GOODS & SERVICES - 3.0%
 11,200      Philip Morris Companies, Inc. . . . . . . . . . . . . .   935,200
                                                                    ----------

             DATA PROCESSING - .7%
  2,200      First Financial Management Corporation. . . . . . . . .   214,775
                                                                    ----------

             DRUGS/MEDICAL EQUIPMENT - 7.6%
 13,000      Allergan, Inc.. . . . . . . . . . . . . . . . . . . . .   433,875
  7,000      Bristol-Myers Squibb Company. . . . . . . . . . . . . .   510,125
  8,800      Health Images, Inc. . . . . . . . . . . . . . . . . . .    62,700
  7,500      Johnson & Johnson . . . . . . . . . . . . . . . . . . .   555,937
  5,000      Merck & Company, Inc. . . . . . . . . . . . . . . . . .   280,000
 12,000      Upjohn Company. . . . . . . . . . . . . . . . . . . . .   535,500
                                                                    ----------
                                                                     2,378,137
                                                                    ----------

             DURABLE GOODS - 5.5%
 16,000      Digital Equipment Corporation(b)(c) . . . . . . . . . .   730,000
  5,600      General Electric Company. . . . . . . . . . . . . . . .   357,000
  4,300      Genuine Parts Company . . . . . . . . . . . . . . . . .   172,537
 16,000      WMX Technologies, Inc.. . . . . . . . . . . . . . . . .   456,000
                                                                    ----------
                                                                     1,715,537
                                                                    ----------



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  SHARES     COMMON STOCKS - 55.0%                                     VALUE
-------------------------------------------------------------------------------
             ELECTRONICS - .5%
  2,000      Hewlett Packard Company(c). . . . . . . . . . . . . . .$   166,750
                                                                    -----------

             FINANCE - 1.7%
 10,000      Student Loan Marketing Association. . . . . . . . . . .    540,000
                                                                    -----------

             INSURANCE - 3.9%
  5,300      Aetna Life & Casualty Company . . . . . . . . . . . . .    388,888
  4,275      American International Group. . . . . . . . . . . . . .    363,375
 18,000      First Colony Corporation. . . . . . . . . . . . . . . .    486,000
                                                                    -----------
                                                                      1,238,263
                                                                    -----------

             MANAGEMENT SERVICES - 1.3%
  9,000      PHH Corporation . . . . . . . . . . . . . . . . . . . .    405,000
                                                                    -----------

             OIL & OIL DRILLING - 3.8%
  6,800      Equitable Resources, Inc. . . . . . . . . . . . . . . .    200,600
 25,000      Oryx Energy Company(b). . . . . . . . . . . . . . . . .    325,000
  7,800      Pennzoil Company. . . . . . . . . . . . . . . . . . . .    342,225
  5,000      Schlumberger Limited. . . . . . . . . . . . . . . . . .    326,250
                                                                    -----------
                                                                      1,194,075
                                                                    -----------

             PAPER & FOREST PRODUCTS - 1.0%
  7,000      Weyerhaeuser Company. . . . . . . . . . . . . . . . . .    319,375
                                                                    -----------

             Photographical Products - 1.3%
  6,800      Eastman Kodak Company . . . . . . . . . . . . . . . . .    402,900
                                                                    -----------

             PRINTING - .5%
 10,000      Gibson Greetings, Inc.. . . . . . . . . . . . . . . . .    142,500
                                                                    -----------

             RETAIL STORES - 2.9%
 13,200      Circuit City Stores, Inc. . . . . . . . . . . . . . . .    417,450
 33,000      K-Mart Corporation. . . . . . . . . . . . . . . . . . .    478,500
                                                                    -----------
                                                                        895,950
                                                                    -----------

             TOBACCO - .2%
  4,600      Dimon, Inc. . . . . . . . . . . . . . . . . . . . . . .     69,000
                                                                    -----------

             TRANSPORTATION - 1.4%
  8,600      Alexander & Baldwin, Inc. . . . . . . . . . . . . . . .    206,400
  2,900      Federal Express Corporation(b) (c). . . . . . . . . . .    240,700
                                                                    -----------
                                                                        447,100
                                                                    -----------

             TRAVEL & INVESTMENT SERVICES - 1.1%
  8,000      American Express Company. . . . . . . . . . . . . . . .    355,000
                                                                    -----------

             TOTAL COMMON STOCKS (COST $11,624,575). . . . . . . . .$17,294,500
                                                                    -----------




-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.9%          VALUE
-------------------------------------------------------------------------------
               U.S. TREASURY NOTES - 15.2%
$   500,000         4.25%, due 11/30/95 . . . . . . . . . . . . . . $  499,063
    500,000         6.00%, due 06/30/96 . . . . . . . . . . . . . .    501,093
    500,000         5.625%, due 06/30/97. . . . . . . . . . . . . .    498,281
    200,000         5.50%, due 09/30/97 . . . . . . . . . . . . . .    198,750
    500,000         5.375%, due 05/31/98. . . . . . . . . . . . . .    493,593
    500,000         5.875%, due 08/15/98. . . . . . . . . . . . . .    499,688
    500,000         6.75%, due 06/30/99 . . . . . . . . . . . . . .    512,500
    500,000         7.75%, due 01/31/00 . . . . . . . . . . . . . .    532,343
    500,000         6.25%, due 02/15/03 . . . . . . . . . . . . . .    502,656
    500,000         7.25%, due 05/15/04 . . . . . . . . . . . . . .    533,907
                                                                    ----------
                                                                     4,771,874
                                                                    ----------

               FEDERAL FARM CREDIT BANK - .6%
    200,000         5.84%, due 12/23/96 . . . . . . . . . . . . . .    199,850
                                                                    ----------

               FEDERAL HOME LOAN BANK - .6%
    200,000         6.16%, due 01/02/97 . . . . . . . . . . . . . .    200,619
                                                                    ----------

               FEDERAL HOME LOAN MORTGAGE CORPORATION - .5%
    150,000         8.125%, due 09/30/96. . . . . . . . . . . . . .    153,003
                                                                    ----------

               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (COST $5,238,196) . . . . . . . . . . . . . . . . .$5,325,346
                                                                    ----------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   PAR VALUE   CORPORATE BONDS - 9.2%                                  VALUE
-------------------------------------------------------------------------------
               FINANCE - 2.1%
               Penn Central Corporation,
$   200,000         10.625%, due 04/15/00 . . . . . . . . . . . . . $  207,968
               Signet Banking Corporation,
    150,000         9.625%, due 06/01/99. . . . . . . . . . . . . .    163,851
               United Dominion Realty,
    300,000         7.25%, due 04/01/99 . . . . . . . . . . . . . .    299,232
                                                                    ----------
                                                                       671,051
                                                                    ----------

               INDUSTRIAL - 4.4%
               Baxter International, Inc.,
     75,000         9.25%, due 12/15/99 . . . . . . . . . . . . . .     82,525
               Boise Cascade Corporation,
    175,000         10.125%, due 12/15/97 . . . . . . . . . . . . .    187,257
               Comdisco, Inc.,
    150,000         9.75%, due 01/15/97 . . . . . . . . . . . . . .    156,252
               Dayton Hudson Corporation,
    195,000         9.875%, due 06/01/17. . . . . . . . . . . . . .    206,848
               Delta Air Equipment Trust,
    146,000         9.43%, due 11/17/96 . . . . . . . . . . . . . .    149,814
               Georgia Pacific Corporation,
    300,000         9.75%, due 01/15/18 . . . . . . . . . . . . . .    312,788
               Hilton Hotels,
    300,000         7.70%, due 07/15/02 . . . . . . . . . . . . . .    304,945
                                                                    ----------
                                                                     1,400,429
                                                                    ----------


----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  PAR VALUE    CORPORATE BONDS - 9.2%                                                VALUE
----------------------------------------------------------------------------------------------
               UTILITIES - 2.7%
               Niagara Mohawk Power,
    400,000         9.50%, due 03/01/21 . . . . . . . . . . . . . . . . . . . . .  $   430,605
               Rochester Telephone,
    200,000         9.00%, due 01/01/20 . . . . . . . . . . . . . . . . . . . . .      211,656
               Texas Eastern Transmission,
    185,000         10.00%, due 10/01/11. . . . . . . . . . . . . . . . . . . . .      195,483
                                                                                   -----------
                                                                                       837,744
                                                                                   -----------

               TOTAL CORPORATE BONDS (COST $2,786,047). . . . . . . . . . . . . .  $ 2,909,224
                                                                                   -----------

               TOTAL INVESTMENTS AT VALUE (COST $19,648,818) -81.1% . . . . . . .  $25,529,070
                                                                                   -----------
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
   FACE
  AMOUNT       REPURCHASE AGREEMENTS(a) - 21.7%                                       VALUE
----------------------------------------------------------------------------------------------
 $6,816,730    Daiwa Securities, 6.45%, dated 09/29/95, duev 10/02/95,
                    repurchase proceeds $6,820,394 (Cost $6,816,730) . . . . . . . $ 6,816,730
                                                                                   -----------

               TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE - 102.8% . . . $32,345,800
                                                                                   -----------

               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%. . . . . . . . . . .    (882,867)
                                                                                   -----------

               NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . . . . $31,462,933
                                                                                   -----------
                                                                                   -----------


(a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/15. The aggregate market value of the collateral at September 30,1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $6,983,193.

(b)  Non-income producing security.

(c)  Security covers a call option.

See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 1995 (UNAUDITED)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                         MARKET
                                                        VALUE OF     PREMIUMS
  SHARES    COVERED CALL OPTIONS                         OPTION      RECEIVED
-------------------------------------------------------------------------------
            Digital Equipment Corporation,
  2,000        01/20/96 at $40 . . . . . . . . . . . . $  15,500    $   6,170
  1,500        01/20/96 at $50 . . . . . . . . . . . .     4,500        5,920
            Federal Express Corporation,
    700        01/20/96 at $75 . . . . . . . . . . . .     7,525        2,235
  1,000        01/20/96 at $80 . . . . . . . . . . . .     6,750        4,382
            Hewlett Packard Company,
  2,000        11/18/95 at $75 . . . . . . . . . . . .    19,750        8,669
            International Business Machines,
  1,000        10/21/95 at $100. . . . . . . . . . . .       750        4,960
  1,000        01/20/96 at $120. . . . . . . . . . . .       625        5,585
                                                       ---------    ---------
                                                       $  55,400    $  37,921
                                                       ---------    ---------
                                                       ---------    ---------


See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                             FBP                FBP
                                                                          CONTRARIAN        CONTRARIAN
                                                                            EQUITY           BALANCED
                                                                             FUND              FUND
---------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities:
   At acquisition cost . . . . . . . . . . . . . . . . . . . . . . . .   $  3,969,308      $  19,648,818
                                                                         ------------      -------------
                                                                         ------------      -------------
   At value (Note 1) . . . . . . . . . . . . . . . . . . . . . . . . .   $  5,264,500      $  25,529,070
 Investments in repurchase agreements (Note 1) . . . . . . . . . . . .      1,288,562          6,816,730
 Interest receivable . . . . . . . . . . . . . . . . . . . . . . . . .          5,659            188,102
 Dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . .         12,950             42,996
 Receivable for capital shares sold. . . . . . . . . . . . . . . . . .          1,300              2,928
 Other assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            220              1,220
                                                                         ------------      -------------
     TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .      6,573,191         32,581,046
                                                                         ------------      -------------

LIABILITIES
 Payable for securities purchased. . . . . . . . . . . . . . . . . . .             --          1,009,831
 Payable for capital shares redeemed . . . . . . . . . . . . . . . . .          1,500              8,768
 Dividends payable . . . . . . . . . . . . . . . . . . . . . . . . . .          8,875             14,344
 Accrued advisory fees (Note 3). . . . . . . . . . . . . . . . . . . .          5,256             19,038
 Accrued administration fees (Note 3). . . . . . . . . . . . . . . . .          2,000              4,800
 Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . .          5,351              5,932
 Covered call options, at value
   (premiums received $12,215 and $37,921, respectively)(Note 5) . . .         17,263             55,400
                                                                         ------------      -------------
     TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . .         40,245          1,118,113
                                                                         ------------      -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  6,532,946      $  31,462,933
                                                                         ------------      -------------
                                                                         ------------      -------------

Net assets consist of:
  Capital shares . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  5,196,978      $  24,747,040
  Undistributed net investment income. . . . . . . . . . . . . . . . .          1,419              4,443
  Accumulated net realized gains from security transactions. . . . . .         44,405            848,677
  Net unrealized appreciation on investments . . . . . . . . . . . . .      1,290,144          5,862,773
                                                                         ------------      -------------
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  6,532,946      $  31,462,933
                                                                         ------------      -------------
                                                                         ------------      -------------
Shares of beneficial interest outstanding (unlimited number of shares
  authorized, no par value). . . . . . . . . . . . . . . . . . . . . .        496,082          2,177,310
                                                                         ------------      -------------
                                                                         ------------      -------------

Net asset value, offering price and redemption price per share (Note 1)  $      13.17      $       14.45
                                                                         ------------      -------------
                                                                         ------------      -------------



See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

                                                    FBP               FBP
                                                 CONTRARIAN       CONTRARIAN
                                                   EQUITY          BALANCED
                                                    FUND             FUND
----------------------------------------------------------------------------
INVESTMENT INCOME
 Interest. . . . . . . . . . . . . . . . . . . .  $ 34,447        $  402,529
 Dividends . . . . . . . . . . . . . . . . . . .    62,675           220,476
                                                  --------        ----------

  TOTAL INVESTMENT INCOME. . . . . . . . . . . .    97,122           623,005
                                                  --------        ----------

EXPENSES
 Investment advisory fees (Note 3) . . . . . . .    21,674           108,010
 Administrative fees (Note 3). . . . . . . . . .    12,000            28,294
 Custodian fees. . . . . . . . . . . . . . . . .     5,004            12,940
 Professional fees . . . . . . . . . . . . . . .     4,088             6,598
 Trustees' fees and expenses . . . . . . . . . .     3,702             3,702
 Printing of shareholder reports . . . . . . . .     1,618             3,476
 Registration fees . . . . . . . . . . . . . . .     1,687             2,638
 Postage and supplies. . . . . . . . . . . . . .     1,746               296
 Pricing costs . . . . . . . . . . . . . . . . .       513             1,981
 Other expenses. . . . . . . . . . . . . . . . .       511             1,085
                                                   -------        ----------
  TOTAL EXPENSES . . . . . . . . . . . . . . . .    52,543           169,020
 Fees waived by the Adviser (Note 3) . . . . . .   (16,419)               --
                                                   -------        ----------
  NET EXPENSES . . . . . . . . . . . . . . . . .    36,124           169,020
                                                   -------        ----------

NET INVESTMENT INCOME. . . . . . . . . . . . . .    60,998           453,985
                                                   -------        ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
 Net realized gains from security transactions      44,811           685,317
 Net change in unrealized appreciation/
   depreciation on investments . . . . . . . . .   873,505         2,749,707
                                                  --------        ----------

NET REALIZED AND UNREALIZED GAINS ON
INVESTMENTS. . . . . . . . . . . . . . . . . . .   918,316         3,435,024
                                                  --------        ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . .  $979,314        $3,889,009
                                                  --------        ----------
                                                  --------        ----------


See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 1995 AND MARCH 31, 1995

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                  FBP CONTRARIAN                 FBP CONTRARIAN
                                                   EQUITY FUND                    BALANCED FUND
                                           ------------------------------------------------------------
                                            SIX MONTHS                     SIX MONTHS
                                              ENDED            YEAR           ENDED            YEAR
                                             SEPT. 30,         ENDED        SEPT. 30,         ENDED
                                               1995          MARCH 31,        1995           MARCH 31,
                                            (UNAUDITED)        1995        (UNAUDITED)         1995
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income. . . . . . . . . . . $   60,998       $   88,556    $  453,985      $   731,725
 Net realized gains on:
  Option contracts written. . . . . . . . .         --            2,015           --           25,009
  Security transactions . . . . . . . . . .     44,811            4,052       685,317          355,025
 Net change in unrealized appreciation/
  depreciation on investments . . . . . . .     73,505          447,385     2,749,707        1,297,628
                                            ----------       ----------    ----------      -----------

Net increase in net assets from operations.    979,314          542,008     3,889,009        2,409,387
                                            ----------       ----------    ----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income . . . . . . . .    (61,034)         (94,782)     (456,378)        (743,557)
 From net realized gains. . . . . . . . . .         --          (23,427)           --         (473,702)
                                            ----------       ----------    ----------      -----------

Decrease in net assets from
 distributions to shareholders. . . . . . .    (61,034)        (118,209)     (456,378)      (1,217,259)
                                            ----------       ----------    ----------      -----------

FROM CAPITAL SHARE TRANSACTIONS(a)
 Proceeds from shares sold. . . . . . . . .    827,374        2,323,648     2,702,485        4,099,675
 Net asset value of shares issued in
   reinvestment of distributions to
   shareholders . . . . . . . . . . . . . .     41,690           65,930       428,533        1,156,950
 Payments for shares redeemed . . . . . . .   (577,378)        (625,056)   (1,076,402)      (2,441,929)
                                            ----------       ----------    ----------      -----------

Net increase in net assets from
 capital share transactions . . . . . . . .    291,686        1,764,522     2,054,616        2,814,696
                                            ----------       ----------   -----------      -----------

TOTAL INCREASE IN NET ASSETS. . . . . . . .  1,209,966        2,188,321     5,487,247        4,006,824

NET ASSETS
   Beginning of period. . . . . . . . . . .  5,322,980        3,134,659    25,975,686       21,968,862
                                            ----------       ----------   -----------      -----------
   End of period - (including
      undistributed net   investment
      income of $1,419, $1,455,
      $4,443 and $6,836, respectively). . . $6,532,946       $5,322,980   $31,462,933      $25,975,686
                                            ----------       ----------   -----------      -----------
                                            ----------       ----------   -----------      -----------

   (a)Summary of capital share activity
      follows:
   Shares sold. . . . . . . . . . . . . . .     66,117          219,734       195,381          330,320
   Shares issued in reinvestment of
      distributions to shareholders . . . .      3,293            6,159        30,455           93,803
   Shares redeemed. . . . . . . . . . . . .    (47,991)         (59,971)      (78,218)        (195,945)
                                            ----------       ----------   -----------      -----------

   Net increase in shares outstanding . . .     21,419          165,922       147,618          228,178
   Shares outstanding, beginning of
      period. . . . . . . . . . . . . . . .    474,663          308,741     2,029,692        1,801,514
                                            ----------       ----------   -----------      -----------

   Shares outstanding, end of period. . . .    496,082          474,663     2,177,310        2,029,692
                                            ----------       ----------   -----------      -----------
                                            ----------       ----------   -----------      -----------


See accompanying notes to the financial statements.

FBP CONTRARIAN EQUITY FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS
                                                                                          ENDED          YEAR          JULY 30,
                                                                                      SEPTEMBER 30,      ENDED         1993(a) TO
                                                                                          1995         MARCH 31,       MARCH 31,
                                                                                       (UNAUDITED)       1995            1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period . . . . . . . . . . . . . . . . . . .         $    11.21      $     10.15     $     10.00
                                                                                     ----------      -----------     -----------
Income from investment operations:
 Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .               0.13             0.21            0.12
 Net realized and unrealized gains on investments. . . . . . . . . . . . . .               1.96             1.14            0.19
                                                                                     ----------      -----------     -----------
Total from investment operations . . . . . . . . . . . . . . . . . . . . . .               2.09             1.35            0.31
                                                                                     ----------      -----------     -----------
Less distributions:
 Dividends from net investment income. . . . . . . . . . . . . . . . . . . .              (0.13)           (0.23)          (0.10)
 Distributions from net realized gains . . . . . . . . . . . . . . . . . . .                 --            (0.06)          (0.06)
                                                                                     ----------      -----------     -----------
Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (0.13)           (0.29)          (0.16)
                                                                                     ----------      -----------     -----------
Net asset value at end of period . . . . . . . . . . . . . . . . . . . . . .         $    13.17      $     11.21     $     10.15
                                                                                     ----------      -----------     -----------
                                                                                     ----------      -----------     -----------

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18.70%           13.52%           4.59%(c)
                                                                                     ----------      -----------     -----------
                                                                                     ----------      -----------     -----------

Net assets at end of period (000's). . . . . . . . . . . . . . . . . . . . .         $    6,533      $     5,323     $     3,135
                                                                                     ----------      -----------     -----------
                                                                                     ----------      -----------     -----------

Ratio of expenses to average net assets(b) . . . . . . . . . . . . . . . . .              1.25%(c)         1.25%           1.25%(c)

Ratio of net investment income to average net assets . . . . . . . . . . . .              2.11%(c)         2.15%           1.98%(c)

Portfolio turnover rate. . . . . . . . . . . . . . . . . . . . . . . . . . .                10%(c)            9%              7%

(a)Commencement of operations.

(b)The ratios of expenses to average net assets are net of investment advisory fees waived and/or expenses reimbursed by the Adviser of .57%(c), 1.02% and 1.85% for the periods ended September 30, 1995, March 31, 1995 and March 31, 1994, respectively (Note 3).

(c)Annualized.


See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                  SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED
                                                SEPT. 30,                         YEARS ENDED MARCH 31,
                                                  1995     -----------------------------------------------------------------------
                                              (UNAUDITED)      1995            1994           1993            1992         1991
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period . . . . $   12.80      $   12.19      $   12.10      $   11.10       $   9.90     $   9.75
                                               ---------      ---------      ---------      ---------       --------     --------
Income from investment operations:
 Net investment income . . . . . . . . . . . .      0.22           0.38           0.33           0.34           0.36         0.45
 Net realized and unrealized gains
  on investments . . . . . . . . . . . . . . .      1.65           0.87           0.15           1.06           1.17         0.18
                                               ---------      ---------      ---------      ---------       --------     --------
Total from investment operations . . . . . . .      1.87           1.25           0.48           1.40           1.53         0.63
                                               ---------      ---------      ---------      ---------       --------     --------

Less distributions:
 Dividends from net investment income. . . . .     (0.22)         (0.39)         (0.32)         (0.35)         (0.33)       (0.48)
 Distributions from net realized gains . . . .        --          (0.25)         (0.07)         (0.05)            --           --
                                               ---------      ---------      ---------      ---------       --------     --------
Total distributions. . . . . . . . . . . . . .     (0.22)         (0.64)         (0.39)         (0.40)         (0.33)       (0.48)
                                               ---------      ---------      ---------      ---------       --------     --------

Net asset value at end of period . . . . . . . $   14.45      $   12.80      $   12.19      $   12.10       $  11.10     $   9.90
                                               ---------      ---------      ---------      ---------       --------     --------
                                               ---------      ---------      ---------      ---------       --------     --------

Total return . . . . . . . . . . . . . . . . .    14.62%         10.54%          3.88%         12.76%         15.71%        6.98%
                                               ---------      ---------      ---------      ---------       --------     --------
                                               ---------      ---------      ---------      ---------       --------     --------

Net assets at end of period (000's). . . . . . $  31,463      $  25,976      $  21,969      $  16,435       $  9,572     $  5,285
                                               ---------      ---------      ---------      ---------       --------     --------
                                               ---------      ---------      ---------      ---------       --------     --------

Ratio of expenses to average net assets(a) . .     1.17%(b)       1.17%          1.25%          1.31%          1.35%        1.40%

Ratio of net investment income
 to average net assets . . . . . . . . . . . .     3.15%(b)       3.10%          2.64%          3.09%          3.61%        5.07%

Portfolio turnover rate. . . . . . . . . . . .       20%(b)         14%            28%            27%            14%          13%

(a)The ratios of expenses to average net assets are net of expenses reimbursed through a directed brokerage arrangement or are net of investment advisory fees waived and/or expenses reimbursed by the Adviser of .03%, .11%, .12%, .31% and .55% for the years ended March 31, 1995, 1994, 1993, 1992 and 1991
   (Notes 3 and 4).

(b)Annualized.

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995 (UNAUDITED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

The FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the Funds) are each a no-load, diversified, open-end series of the Williamsburg Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the FBP Contrarian Balanced Fund will ordinarily be traded on the over-the-counter market, and common stocks of each Fund will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market.
 At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Options transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 1995:

----------------------------------------------------------------------------------
                                        FBP CONTRARIAN         FBP CONTRARIAN
                                         EQUITY FUND            BALANCED FUND
----------------------------------------------------------------------------------
Gross unrealized appreciation..........     $1,380,200            $6,239,901
Gross unrealized depreciation..........        (90,056)             (377,128)
                                            ----------            ----------

Net unrealized appreciation............     $1,290,144            $5,862,773
                                            ----------            ----------
                                            ----------            ----------
----------------------------------------------------------------------------------



The tax basis of investments for each Fund is equal to the acquisition cost as shown on the Statements of Assets and Liabilities.

2. INVESTMENT TRANSACTIONS

During the six months ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $656,467 and $220,069, respectively, for the FBP Contrarian Equity Fund and $2,357,703 and $2,844,065, respectively, for the FBP Contrarian Balanced Fund.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by Flippin, Bruce & Porter, Inc.
(the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .75% on its average daily net assets up to $250 million; .65% on the next $250 million of such net assets; and .50% on such net assets in excess of $500 million.

States in which shares of the Funds are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse each Fund for expenses which exceed the most restrictive applicable expense limitation of any state. The Adviser currently intends to limit the total operating expenses of each Fund to 1.25% of average net assets.
In accordance with the above, the Adviser waived $16,419 of its investment advisory fees for the FBP Contrarian Equity Fund for the six months ended September 30, 1995.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, MGF receives a monthly fee from each Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, each Fund pays out-of-pocket expenses including, but not limited to, pricing fees and postage and supplies.

Certain officers of the Trust are also officers of MGF.

4.   DIRECTED BROKERAGE ARRANGEMENT

In an effort to reduce the total operating expenses of the FBP Contrarian Balanced Fund, a portion of the Fund's custodian fees for periods ended March 31, 1995 and prior were paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the fees by the broker-dealer was based on a percentage of commissions earned.


5.   COVERED CALL OPTIONS

A summary of covered call option contracts during the six months ended September 30, 1995 is as follows:

----------------------------------------------------------------------------------------
                                                      FBP CONTRARIAN     FBP CONTRARIAN
                                                       EQUITY FUND       BALANCED FUND
                                                 ---------------------------------------
                                                 NUMBER OF   OPTION   NUMBER OF  OPTION
                                                  OPTIONS   PREMIUMS  OPTIONS   PREMIUMS
----------------------------------------------------------------------------------------
Options outstanding at beginning of period .....  --        $    --      20      $ 6,170
Options written.................................  27         12,215      82       34,336
Options exercised...............................  --             --     (10)      (2,585)
                                                ----        -------     ---      -------
Options outstanding at end of period............  27        $12,215      92      $37,921
                                                ----        -------     ---      -------
                                                ----        -------     ---      -------
----------------------------------------------------------------------------------------

APPENDIX

A representation of the graphic material contained in the Flippin, Bruce and Porter Funds September 30, 1995 Semi-
Annual Report is set forth below.

1. Comparison of Change in Value of $10,000 Investment in the FBP Contrarian Equity Fund and the Standard & Poor's
   500 Index and Consumer Price Index.



STANDARD & POOR'S 500 INDEX:     CONSUMER PRICE INDEX:      FBP CONTRARIAN EQUITY FUND:

          QTRLY                        QTRLY                         QTRLY
 DATE    RETURN  BALANCE       DATE    RETURN  BALANCE        DATE   RETURN   BALANCE
 ----    ------  -------       ----    ------  -------        ----   ------   -------
07/31/93         10,000       07/31/93         10,000       07/31/93           10,000
09/30/93  2.99%  10,299       09/30/93  0.40%  10,040       09/30/93   3.05%   10,305
12/31/93  2.32%  10,538       12/31/93  0.70%  10,110       12/31/93   1.99%   10,510
03/31/94 -3.79%  10,139       03/31/94  0.50%  10,161       03/31/94  -1.92%   10,308
06/30/94  0.42%  10,181       06/30/94  0.60%  10,222       06/30/94   0.69%   10,379
09/30/94  4.88%  10,678       09/30/94  0.90%  10,314       09/30/94   7.34%   11,141
12/31/94 -0.02%  10,676       12/31/94  0.60%  10,376       12/31/94  -1.30%   10,996
03/31/95  9.74%  11,716       03/31/95  0.80%  10,460       03/31/95   6.42%   11,702
06/30/95  9.55%  12,834       06/30/95  0.90%  10,554       06/30/95   9.37%   12,798
09/30/95  7.95%  13,854       09/30/95  0.40%  10,596       09/30/95   8.53%   13,890


Past performance is not predictive of future performance.

FBP Contrarian Equity Fund - Average Annual Total Returns



1 Year                    24.67%
Since Inception*          16.37%


*Initial public offering of shares was July 30, 1993.

2. Comparison of Change in Value of $10,000 Investment in the FBP Contrarian Balanced Fund and the Standard &
    Poor's 500 Index and Consumer Price Index.


STANDARD & POOR'S 500 INDEX:     CONSUMER PRICE INDEX:       FBP CONTRARIAN BALANCED FUND:

           QTRLY                          QTRLY                         QTRLY
 DATE      RETURN   BALANCE      DATE    RETURN  BALANCE      DATE      RETURN   BALANCE
 ----      ------   -------      ----    ------  -------      ----      ------   -------
07/03/89            10,000     07/03/89           10,000     07/03/89            10,000
09/30/89   10.71%   11,071     09/30/89   0.75%   10,075     09/30/89   -1.08%    9,892
12/31/89    2.06%   11,299     12/31/89   1.00%   10,151     12/31/89    0.05%    9,897
03/31/90   -3.00%   10,960     03/31/90   2.01%   10,355     03/31/90   -0.30%    9,867
06/30/90    6.28%   11,648     06/30/90   0.90%   10,448     06/30/90    1.95%   10,059
09/30/90  -13.75%   10,047     09/30/90   1.71%   10,627     09/30/90  -13.02%    8,749
12/31/90    8.97%   10,948     12/31/90   1.71%   10,808     12/31/90    4.22%    9,118
03/31/91   14.53%   12,539     03/31/91   0.90%   10,906     03/31/91   15.76%   10,555
06/30/91   -0.23%   12,510     06/30/91   0.40%   10,950     06/30/91    1.21%   10,683
09/30/91    5.35%   13,179     09/30/91   0.60%   11,015     09/30/91    4.18%   11,130
12/31/91    8.38%   14,284     12/31/91   0.90%   11,115     12/31/91    4.29%   11,607
03/31/92   -2.53%   13,922     03/31/92   0.70%   11,193     03/31/92    5.23%   12,214
06/30/92    1.90%   14,187     06/30/92   0.80%   11,283     06/30/92    1.80%   12,434
09/30/92    3.15%   14,634     09/30/92   0.70%   11,362     09/30/92    0.89%   12,545
12/31/92    5.03%   15,370     12/31/92   0.80%   11,453     12/31/92    5.82%   13,275
03/31/93    4.36%   16,040     03/31/93   0.90%   11,556     03/31/93    3.74%   13,772
06/30/93    0.48%   16,117     06/30/93   0.60%   11,626     06/30/93    0.75%   13,875
09/30/93    2.58%   16,533     09/30/93   0.40%   11,672     09/30/93    4.13%   14,448
12/31/93    2.32%   16,916     12/31/93   0.70%   11,754     12/31/93    1.04%   14,598
03/31/94   -3.79%   16,275     03/31/94   0.50%   11,813     03/31/94   -2.00%   14,306
06/30/94    0.42%   16,343     06/30/94   0.60%   11,884     06/30/94    0.13%   14,324
09/30/94    4.88%   17,141     09/30/94   0.90%   11,991     09/30/94    4.82%   15,015
12/31/94   -0.02%   17,138     12/31/94   0.60%   12,063     12/31/94   -0.97%   14,870
03/31/95    9.74%   18,807     03/31/95   0.80%   12,159     03/31/95    6.35%   15,814
06/30/95    9.55%   20,603     06/30/95   0.90%   12,269     06/30/95    7.70%   17,031
09/30/95    7.95%   22,241     09/30/95   0.40%   12,318     09/30/95    6.43%   18,126

Past performance is not predictive of future performance.

FBP Contrarian Balanced Fund - Average Annual Total Returns


1 Year              20.72%
5 Years             15.68%
Since Inception*    10.00%


*Initial public offering of shares was July 3, 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                         ------------------------------
                              NO LOAD MUTUAL FUNDS


   INVESTMENT ADVISER
   T. Leavell & Associates, Inc.
   150 Government Street
   Post Office Box 1307
   Mobile, AL 36633

   ADMINISTRATOR
   MGF Service Corp.
   312 Walnut Street
   P.O. Box 5354
   Cincinnati, OH 45201-5354
   1-800-443-4249

   CUSTODIAN
   Wachovia Bank of North Carolina N.A.
   301 N. Main Street
   Winston-Salem, NC 27102

   LEGAL COUNSEL
   Sullivan & Worcester
   1025 Connecticut Avenue, N.W.
   Suite 1000
   Washington, D.C. 20036

   BOARD OF TRUSTEES
   Richard Mitchell, President
   Jack E. Brinson
   Austin Brockenbrough, III
   John T. Bruce
   Charles M. Caravati, Jr. M.D.
   J. Finley Lee, Jr.
   Richard L. Morrill
   Harris V. Morrissette
   Fred T. Tattersall
   Samuel B. Witt, III

   PORTFOLIO MANAGERS
   Thomas W. Leavell,
     The Government Street Funds
   Timothy S. Healey,
     The Alabama Tax Free Bond Fund


                           THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                          -----------------------------
                              NO LOAD MUTUAL FUNDS




                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1995
                                   (UNAUDITED)




                               INVESTMENT ADVISER
                          T. LEAVELL & ASSOCIATES, INC.
                                  FOUNDED 1979


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995 (UNAUDITED)

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                           GOVERNMENT     GOVERNMENT      ALABAMA
                                                             STREET         STREET        TAX FREE
                                                             EQUITY          BOND           BOND
                                                              FUND           FUND           FUND
----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
 At acquisition cost . . . . . . . . . . . . . . . . . .   $27,767,999    $27,944,061    $13,687,934
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------
 At value (Note 1) . . . . . . . . . . . . . . . . . . .   $34,518,358    $27,960,914    $13,973,000
Investments in repurchase agreements (Note 1). . . . . .     3,466,681        137,332             --
Cash . . . . . . . . . . . . . . . . . . . . . . . . . .            --             --          1,007
Receivable for capital shares sold . . . . . . . . . . .        16,020         67,240          6,363
Interest receivable. . . . . . . . . . . . . . . . . . .        19,148        564,970        186,296
Dividends receivable . . . . . . . . . . . . . . . . . .        50,976             --             --
Other assets . . . . . . . . . . . . . . . . . . . . . .         5,103          5,103          5,113
                                                           -----------    -----------    -----------
 TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . .    38,076,286     28,735,559     14,171,779
                                                           -----------    -----------    -----------

LIABILITIES
Payable for securities purchased . . . . . . . . . . . .            --             --        108,017
Payable for capital shares redeemed. . . . . . . . . . .           500         27,448             --
Dividends payable. . . . . . . . . . . . . . . . . . . .         6,287         18,871         14,200
Accrued advisory fees (Note 3) . . . . . . . . . . . . .        18,530         11,752          3,659
Accrued administration fees (Note 3) . . . . . . . . . .         5,700          2,000          2,000
Other accrued expenses . . . . . . . . . . . . . . . . .         6,407         12,807          3,800
                                                           -----------    -----------    -----------
 TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . .        37,424         72,878        131,676
                                                           -----------    -----------    -----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .   $38,038,862    $28,662,681    $14,040,103
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------

Net assets consist of:
Capital shares . . . . . . . . . . . . . . . . . . . . .   $30,787,024    $28,806,453    $13,958,806
Accumulated net realized gains (losses)
 from security transactions. . . . . . . . . . . . . . .       500,767       (163,849)      (203,769)
Undistributed net investment income. . . . . . . . . . .           712          3,224             --
Net unrealized appreciation on investments . . . . . . .     6,750,359         16,853        285,066
                                                           -----------    -----------    -----------
Net assets . . . . . . . . . . . . . . . . . . . . . . .   $38,038,862    $28,662,681    $14,040,103
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value). . . . . . .     1,414,015      1,363,819      1,371,942
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------

Net asset value, offering price and
 redemption price per share (Note 1) . . . . . . . . . .   $     26.90    $     21.02    $     10.23
                                                           -----------    -----------    -----------
                                                           -----------    -----------    -----------

See accompanying notes to the financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                           GOVERNMENT     GOVERNMENT      ALABAMA
                                                             STREET         STREET        TAX FREE
                                                             EQUITY          BOND           BOND
                                                              FUND           FUND           FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest. . . . . . . . . . . . . . . . . . . . . . .    $    108,387   $  1,035,359   $    334,548
 Dividends . . . . . . . . . . . . . . . . . . . . . .         365,129             --             --
                                                          ------------   ------------   ------------
  TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . .         473,516      1,035,359        334,548
                                                          ------------   ------------   ------------

EXPENSES
 Investment advisory fees (Note 3) . . . . . . . . . .         104,206         72,110         23,854
 Administrative fees (Note 3). . . . . . . . . . . . .          33,418         12,000         12,000
 Custodian fees. . . . . . . . . . . . . . . . . . . .          10,180          4,678          2,943
 Professional fees . . . . . . . . . . . . . . . . . .           6,086          6,086          4,040
 Pricing costs . . . . . . . . . . . . . . . . . . . .             732          5,911          7,092
 Trustees' fees and expenses . . . . . . . . . . . . .           3,702          3,702          3,702
 Registration fees . . . . . . . . . . . . . . . . . .           1,631          2,609          4,197
 Printing of shareholder reports . . . . . . . . . . .           3,177          2,411          2,657
 Postage and supplies. . . . . . . . . . . . . . . . .           1,499          2,814          2,125
 Other expenses. . . . . . . . . . . . . . . . . . . .           1,278          5,226            497
                                                          ------------   ------------   ------------
  TOTAL EXPENSES . . . . . . . . . . . . . . . . . . .         165,909        117,547         63,107
 Fees waived by the Adviser (Note 3) . . . . . . . . .              --             --         11,991
                                                          ------------   ------------   ------------
  NET EXPENSES . . . . . . . . . . . . . . . . . . . .         165,909        117,547         51,116
                                                          ------------   ------------   ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . .         307,607        917,812        283,432
                                                          ------------   ------------   ------------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized gains (losses)
  from security transactions . . . . . . . . . . . . .         520,821       ( 11,658)         ( 706)
 Net change in unrealized appreciation/depreciation
  on investments . . . . . . . . . . . . . . . . . . .       3,608,135        965,844        364,015
                                                          ------------   ------------   ------------

NET REALIZED AND UNREALIZED GAINS
 ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .       4,128,956        954,186        363,309
                                                          ------------   ------------   ------------

NET INCREASE IN NET ASSETS
 FROM OPERATIONS . . . . . . . . . . . . . . . . . . .    $  4,436,563   $  1,871,998   $    646,741
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------

See accompanying notes to the financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 1995 AND MARCH 31, 1995

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                     GOVERNMENT STREET           GOVERNMENT STREET           ALABAMA TAX FREE
                                                        EQUITY FUND                  BOND FUND                  BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                     ENDED         YEAR          ENDED         YEAR         ENDED          YEAR
                                                   SEPT. 30,       ENDED       SEPT. 30,       ENDED      SEPT. 30,        ENDED
                                                     1995        MARCH 31,       1995        MARCH 31,       1995         MARCH 31,
                                                  (UNAUDITED)      1995       (UNAUDITED)      1995       (UNAUDITED)       1995
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income . . . . . . . . . . . . .  $   307,607   $   498,932   $   917,812   $ 1,737,888   $   283,432   $   536,999
 Net realized gains (losses)
  from security transactions . . . . . . . . . .      520,821       102,880       (11,658)     (127,816)         (706)     (200,904)
 Net change in unrealized appreciation/
 depreciation on investments . . . . . . . . . .    3,608,135     1,485,037       965,844      (519,326)      364,015       227,734
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase in net assets from operations . . .    4,436,563     2,086,849     1,871,998     1,090,746       646,741       563,829
                                                  -----------   -----------   -----------   -----------   -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income. . . . . . . . . . .     (308,521)     (505,540)     (917,053)   (1,747,740)     (283,432)     (536,999)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

FROM CAPITAL SHARE TRANSACTIONS(a):
 Proceeds from shares sold . . . . . . . . . . .    4,091,946     5,282,887     1,225,137     7,150,809     1,076,635     5,439,330
 Net asset value of shares issued in
  reinvestment of distributions
  to shareholders. . . . . . . . . . . . . . . .      294,614       483,554       802,525     1,523,068       198,132       234,034
 Payments for shares redeemed. . . . . . . . . .   (1,949,128)   (2,975,563)   (2,099,872)   (2,869,621)     (414,190)   (2,600,426)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets from
 capital share transactions. . . . . . . . . . .    2,437,432     2,790,878       (72,210)    5,804,256       860,577     3,072,938
                                                  -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . .    6,565,474     4,372,187       882,735     5,147,262     1,223,886     3,099,768

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . .   31,473,388    27,101,201    27,779,946    22,632,684    12,816,217     9,716,449
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 End of period . . . . . . . . . . . . . . . . .  $38,038,862   $31,473,388   $28,662,681   $27,779,946   $14,040,103   $12,816,217
                                                  -----------   -----------   -----------   -----------   -----------   -----------
                                                  -----------   -----------   -----------   -----------   -----------   -----------

UNDISTRIBUTED NET
 INVESTMENT INCOME . . . . . . . . . . . . . . .  $       712   $     1,626   $     3,224   $     2,465   $        --   $        --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
                                                  -----------   -----------   -----------   -----------   -----------   -----------

(a) Summary of capital share activity follows:
     Shares sold . . . . . . . . . . . . . . . .      160,146       233,786        58,539       347,246       106,318       552,156
     Shares issued in reinvestment of
      distributions to shareholders. . . . . . .       11,289        21,279        38,380        75,121        19,505        23,807
     Shares redeemed . . . . . . . . . . . . . .      (75,982)     (130,780)      (99,852)     (140,040)      (40,733)     (264,286)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in shares
      outstanding. . . . . . . . . . . . . . . .       95,453       124,285        (2,933)      282,327        85,090       311,677
     Shares outstanding, beginning of period . .    1,318,562     1,194,277     1,366,752     1,084,425     1,286,852       975,175
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Shares outstanding, end of period . . . . .    1,414,015     1,318,562     1,363,819     1,366,752     1,371,942     1,286,852
                                                  -----------   -----------   -----------   -----------   -----------   -----------
                                                  -----------   -----------   -----------   -----------   -----------   -----------

See accompanying notes to the financial statements.

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                              SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                                                        JUNE 3,
                                                         SEPT. 30,                 YEARS ENDED MARCH 31,             1991(a) TO
                                                          1995             -----------------------------------       MARCH 31,
                                                        (UNAUDITED)         1995           1994           1993          1992
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period . . . . . .       $  23.87       $  22.69       $  23.06       $  21.37       $  20.00
                                                         --------       --------       --------       --------       --------
Income from investment operations:
 Net investment income . . . . . . . . . . . . . .           0.23           0.38           0.30           0.34           0.28
 Net realized and unrealized
  gains (losses) on investments. . . . . . . . . .           3.03           1.19          (0.37)          1.71           1.35
                                                         --------       --------       --------       --------       --------
Total from investment operations . . . . . . . . .           3.26           1.57          (0.07)          2.05           1.63
                                                         --------       --------       --------       --------       --------

Less distributions:
 Dividends from net investment income. . . . . . .          (0.23)         (0.39)         (0.30)         (0.36)         (0.26)
                                                         --------       --------       --------       --------       --------
Net asset value at end of period . . . . . . . . .       $  26.90       $  23.87       $  22.69        $ 23.06       $  21.37
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

Total return . . . . . . . . . . . . . . . . . . .         27.26%(c)       7.02%         (0.31%)         9.66%          9.99%(c)
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

Net assets at end of period (000's). . . . . . . .       $ 38,039       $ 31,473       $ 27,101       $ 21,735       $ 14,971
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

Ratio of expenses to average net assets (b). . . .          0.95%(c)       0.91%          1.00%          1.00%          1.00%(c)

Ratio of net investment income
 to average net assets . . . . . . . . . . . . . .          1.77%(c)       1.71%          1.33%          1.55%          1.88%(c)

Portfolio turnover rate. . . . . . . . . . . . . .            42%(c)         55%            63%            59%            20%

(a)  Commencement of operations.

(b) Absent expenses reimbursed through a directed brokerage arrangement, the ratios of expenses to average net assets would have been 1.00%, 1.16%, 1.20% and 1.18% for the periods ended March 31, 1995,
     1994,  1993  and  1992, respectively. (Note 4).

(c)  Annualized.

See accompanying notes to the financial statements.

THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                                                      JUNE 3,
                                                         SEPT. 30,             YEARS ENDED MARCH 31,                1991(a) TO
                                                            1995       --------------------------------------        MARCH 31,
                                                        (UNAUDITED)        1995           1994           1993           1992
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period . . . . . .        $ 20.33        $ 20.87        $ 21.77       $  20.67         $20.00
                                                          -------        -------        -------       --------         ------

Income from investment operations:
 Net investment income . . . . . . . . . . . . . .           0.67           1.35           1.32           1.34           0.95
 Net realized and unrealized
  gains (losses) on investments. . . . . . . . . .           0.69         ( 0.53)         (0.90)          1.10           0.67
                                                          -------        -------        -------       --------         ------
Total from investment operations . . . . . . . . .           1.36           0.82           0.42           2.44           1.62
                                                          -------        -------        -------       --------         ------

Less distributions:
 Dividends from net investment income. . . . . . .          (0.67)         (1.36)         (1.32)        ( 1.33)         (0.95)
 Distributions from net realized gains . . . . . .             --             --             --          (0.01)            --
                                                          -------        -------        -------       --------         ------
Total distributions. . . . . . . . . . . . . . . .          (0.67)         (1.36)         (1.32)        ( 1.34)         (0.95)
                                                          -------        -------        -------       --------         ------

Net asset value at end of period . . . . . . . . .        $ 21.02        $ 20.33        $ 20.87        $ 21.77         $20.67
                                                          -------        -------        -------       --------         ------
                                                          -------        -------        -------       --------         ------

Total return . . . . . . . . . . . . . . . . . . .         13.47%(c)       4.12%          1.85%         12.14%          9.95%(c)
                                                          -------        -------        -------       --------         ------
                                                          -------        -------        -------       --------         ------

Net assets at end of period (000's). . . . . . . .        $28,663        $27,780        $22,633        $15,955         $6,506
                                                          -------        -------        -------       --------         ------
                                                          -------        -------        -------       --------         ------

Ratio of expenses to average net assets(b) . . . .          0.81%(c)       0.85%          0.86%          0.88%          0.93%(c)

Ratio of net investment income
 to average net assets . . . . . . . . . . . . . .          6.36%(c)       6.68%          6.15%          6.44%          7.02%(c)

Portfolio turnover rate. . . . . . . . . . . . . .             8%(c)         11%            10%            17%            15%


(a)  Commencement of operations.

(b) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.03%, 1.09% and 1.30% for the periods ended March 31, 1994, 1993 and 1992, respectively. (Note
     4).

(c)  Annualized.

See accompanying notes to the financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR        SEVEN MONTHS        JANUARY 15,
                                                              SEPT. 30,        ENDED           ENDED            1993(b) TO
                                                                 1995         MARCH 31,       MARCH 31,         AUGUST 31,
                                                             (UNAUDITED)        1995           1994(a)             1993
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period . . . . . . . .         $  9.96        $  9.96         $10.30              $10.00
                                                               -------        -------         ------              -----

Income from investment operations:
 Net investment income . . . . . . . . . . . . . . . .            0.21           0.45           0.26               0.23
 Net realized and unrealized
  gains (losses) on investments. . . . . . . . . . . .            0.27             --          (0.34)              0.30
                                                               -------        -------         ------             ------
Total from investment operations . . . . . . . . . . .            0.48           0.45          (0.08)              0.53
                                                               -------        -------         ------             ------

Less distributions:
 Dividends from net investment income. . . . . . . . .           (0.21)         (0.45)         (0.26)             (0.23)
                                                               -------        -------         ------             ------

Net asset value at end of period . . . . . . . . . . .         $ 10.23        $  9.96         $ 9.96             $10.30
                                                               -------        -------         ------             ------
                                                               -------        -------         ------             ------

Total return . . . . . . . . . . . . . . . . . . . . .           9.71%(d)       4.66%         (1.50%)(d)          8.79%(d)
                                                               -------        -------         ------             ------
                                                               -------        -------         ------             ------

Net assets at end of period (000's). . . . . . . . . .         $14,040        $12,816        $9,716              $3,429
                                                               -------        -------         ------             ------
                                                               -------        -------         ------             ------


Ratio of expenses to average net assets(c) . . . . . .            0.75% (d)      0.75%          0.75% (d)           0.75% (d)

Ratio of net investment income
 to average net assets . . . . . . . . . . . . . . . .            4.16% (d)      4.56%          4.46% (d)           4.01% (d)

Portfolio turnover rate. . . . . . . . . . . . . . . .               4% (d)        36%             3%                  2%


(a) Effective April 1, 1994, the Fund was reorganized and changed its fiscal year end to March 31. (Note 5).

(b)  Commencement of operations.

(c) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.93%(d), 1.05%, 1.76%(d) and 2.75%(d) for the periods ended September 30, 1995, March 31, 1995, March 31, 1994 and August 31, 1993,
     respectively.  (Note 3).

(d)  Annualized.

See accompanying notes to the financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995 (UNAUDITED)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 SHARES   COMMON STOCKS - 90.8%                                         VALUE
-------------------------------------------------------------------------------
          CHEMICALS AND DRUGS - 19.4%
 13,000    Becton Dickinson & Company. . . . . . . . . . . . . .     $ 817,375
 12,000    Biomet, Inc.(a) . . . . . . . . . . . . . . . . . . .       207,000
 15,375    Cardinal Health, Inc. . . . . . . . . . . . . . . . .       851,391
 14,000    duPont (E.I.) de Nemours & Company. . . . . . . . . .       962,500
 10,000    First Mississippi Corporation . . . . . . . . . . . .       398,750
  6,000    Goodrich (B.F.) Company . . . . . . . . . . . . . . .       395,250
  6,000    Johnson & Johnson . . . . . . . . . . . . . . . . . .       444,750
 14,000    PPG Industries,  Inc. . . . . . . . . . . . . . . . .       651,000
  7,600    Schering-Plough . . . . . . . . . . . . . . . . . . .       391,400
 24,000    Schulman (A.), Inc. . . . . . . . . . . . . . . . . .       600,000
 13,500    Sigma-Aldrich . . . . . . . . . . . . . . . . . . . .       654,750
 12,000    Union Carbide Corporation . . . . . . . . . . . . . .       477,000
 15,000    U. S. HealthCare, Inc.. . . . . . . . . . . . . . . .       530,625
                                                                    ----------
                                                                     7,381,791
                                                                    ----------

          CONSTRUCTION - 4.6%
  6,000    Blount, Inc. - Class A. . . . . . . . . . . . . . . .       285,750
 11,000    Caterpiller, Inc. . . . . . . . . . . . . . . . . . .       625,625
 13,000    Clayton Homes, Inc. . . . . . . . . . . . . . . . . .       308,750
 13,800    Valspar Corporation . . . . . . . . . . . . . . . . .       527,850
                                                                    ----------
                                                                     1,747,975
                                                                    ----------

          CONSUMER PRODUCTS - 11.7%
 19,650    Archer-Daniels-Midland Company. . . . . . . . . . . .       302,119
 13,000    Belo (A.H.) Corporation - Class A . . . . . . . . . .       446,875
 18,000    Gillette Company. . . . . . . . . . . . . . . . . . .       857,250
 11,100    Kimberly-Clark Corporation. . . . . . . . . . . . . .       745,087
 11,000    Motorola, Inc.. . . . . . . . . . . . . . . . . . . .       840,125
 13,300    Polygram NV . . . . . . . . . . . . . . . . . . . . .       867,825
  5,000    Procter & Gamble Company. . . . . . . . . . . . . . .       385,000
                                                                    ----------
                                                                     4,444,281
                                                                    ----------

          DURABLE GOODS - 15.0%
 12,000    AMP, Inc. . . . . . . . . . . . . . . . . . . . . . .       462,000
  8,250    Cabletron Systems, Inc.(a). . . . . . . . . . . . . .       543,469
 13,400    Cisco Systems, Inc.(a). . . . . . . . . . . . . . . .       924,600
  4,100    International Business Machines Corporation . . . . .       386,937
 11,400    Loral Corporation . . . . . . . . . . . . . . . . . .       649,800
 10,000    McDonnell Douglas Corporation . . . . . . . . . . . .       827,500
  6,000    Philips Electronics  N.V.(a). . . . . . . . . . . . .       292,500
  4,000    Raytheon Company. . . . . . . . . . . . . . . . . . .       340,000
 17,000    Shared Medical Systems, Inc.. . . . . . . . . . . . .       705,500
 13,000    Stewart & Stevenson Services, Inc.. . . . . . . . . .       419,250
  2,000    Texas Instruments, Inc. . . . . . . . . . . . . . . .       159,750
                                                                    ----------
                                                                     5,711,306
                                                                    ----------

          FINANCIAL - 5.0%
  9,500    AFLAC, Inc. . . . . . . . . . . . . . . . . . . . . .       394,250
  8,000    American Express Company. . . . . . . . . . . . . . .       355,000
  2,500    General Re Corporation. . . . . . . . . . . . . . . .       377,500
 14,500    Star Banc Corporation . . . . . . . . . . . . . . . .       775,750
                                                                    ----------
                                                                     1,902,500
                                                                    ----------

          FOOD/BEVERAGES - 1.7%
 18,000    Coca-Cola Enterprises . . . . . . . . . . . . . . . .       443,250
 15,000    Hudson Foods, Inc. - Class A. . . . . . . . . . . . .       208,125
                                                                    ----------
                                                                       651,375
                                                                    ----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)


--------------------------------------------------------------------------
--------------------------------------------------------------------------
  SHARES    COMMON STOCKS - 90.8%                                  VALUE
--------------------------------------------------------------------------
            METALS AND MINING - 5.4%
    7,500    Aluminum Company of America. . . . . . . . . . . .$   396,562
   14,200    Broken Hill Proprietary Company, LTD . . . . . . .    777,450
   13,600    Freeport McMoran, Inc(a) . . . . . . . . . . . . .     76,500
      497    Freeport McMoran Copper & Gold, Inc. . . . . . . .     12,736
    9,543    Freeport McMoran Copper & Gold, Inc. - Class B(a).    244,539
   21,100    Placer Dome, Inc.. . . . . . . . . . . . . . . . .    553,875
                                                                ----------
                                                                 2,061,662
                                                                ----------
            OIL/ENERGY - 11.1%
   12,500    Amoco Corporation. . . . . . . . . . . . . . . . .    801,563
    6,000    Atlantic Richfield Company . . . . . . . . . . . .    644,250
   13,000    Chevron Corporation  . . . . . . . . . . . . . . .    632,125
    7,325    Exxon Corporation. . . . . . . . . . . . . . . . .    529,231
    6,000    Kerr McGee Corporation . . . . . . . . . . . . . .    333,000
    9,500    Shell Transport & Trading PLC. . . . . . . . . . .    680,438
   19,000    Sonat, Inc.. . . . . . . . . . . . . . . . . . . .    608,000
                                                                ----------
                                                                 4,228,607
                                                                ----------
            RETAIL - 2.7%
    2,040    Bruno's, Inc(a). . . . . . . . . . . . . . . . . .     23,207
    3,000    Nike, Inc. - Class B . . . . . . . . . . . . . . .    333,375
   10,000    Wal-Mart Stores, Inc.. . . . . . . . . . . . . . .    248,750
   15,000    Walgreen Company . . . . . . . . . . . . . . . . .    420,000
                                                                ----------
                                                                 1,025,332
                                                                ----------
            SERVICES - COMPUTER PROCESSING - 1.2%
    7,000    AutoDesk, Inc. . . . . . . . . . . . . . . . . . .    306,250
    2,000    Automatic Data Processing, Inc.. . . . . . . . . .    136,250
                                                                ----------
                                                                   442,500
                                                                ----------
            TRANSPORTATION - 2.0%
    7,000    Federal Express Corporation(b) . . . . . . . . . .    581,000
   10,000    JB Hunt Transport Services, Inc. . . . . . . . . .    151,250
                                                                ----------
                                                                   732,250
                                                                ----------
            UTILITIES - 11.0%
   10,000    Ameritech Corporation. . . . . . . . . . . . . . .    521,250
   11,000    AT&T Company . . . . . . . . . . . . . . . . . . .    723,250
   12,800    Consolidated Edison Company of New York, Inc.. . .    388,800
   19,400    DPL, Inc.. . . . . . . . . . . . . . . . . . . . .    448,625
   14,890    Duke Power Company . . . . . . . . . . . . . . . .    645,854
    8,000    Hong Kong Telecommunications, LTD. . . . . . . . .    146,000
   20,000    Nicor, Inc.. . . . . . . . . . . . . . . . . . . .    545,000
   14,000    SBC Communications, Inc. . . . . . . . . . . . . .    770,000
                                                                ----------
                                                                 4,188,779
                                                                ----------
            TOTAL COMMON STOCKS (Cost $27,767,999). . . . . . .$34,518,358
                                                                ----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)


------------------------------------------------------------------------------
------------------------------------------------------------------------------
  FACE
 AMOUNT     REPURCHASE AGREEMENTS(b) - 9.1%                           VALUE
------------------------------------------------------------------------------
              Daiwa Securities,
$3,466,681     6.45%, dated 09/29/1995, due 10/02/1995,
               repurchase proceeds $3,468,544 (Cost $3,466,681). .  $ 3,466,681
                                                                    -----------

             TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
               AT VALUE 99.9%. . . . . . . . . . . . . . . . . . .  $37,985,039
             OTHER ASSETS IN EXCESS OF LIABILITIES - .1% . . . . .       53,823
                                                                    -----------

             NET ASSETS - 100.0% . . . . . . . . . . . . . . . . .  $38,038,862
                                                                    -----------
                                                                    -----------

(a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/2015. The aggregate market value of the collateral at September 30, 1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $3,551,336.

(b) Non-income producing security.

See accompanying notes to the financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995 (UNAUDITED)

------------------------------------------------------------------
------------------------------------------------------------------
PAR VALUE   U.S. TREASURY AND AGENCY OBLIGATIONS - 43.4%   VALUE
------------------------------------------------------------------
          U.S. TREASURY NOTES - 23.0%
$ 60,000      8.50%, due 11/15/1995. . . . . . . . . .   $   60,225
  55,000      7.50%, due 01/31/1996. . . . . . . . . .       55,344
  10,000      7.875%, due 02/15/1996 . . . . . . . . .       10,081
 550,000      7.75%, due 03/31/1996. . . . . . . . . .      555,500
 390,000      7.625%, due 05/31/1996 . . . . . . . . .      394,753
 500,000      7.00%, due 09/30/1996. . . . . . . . . .      506,250
 325,000      8.00%, due 10/15/1996. . . . . . . . . .      332,312
  50,000      6.125%, due 12/31/1996 . . . . . . . . .       50,234
  50,000      8.00%, due 01/15/1997. . . . . . . . . .       51,359
 150,000      6.25%, due 01/31/1997. . . . . . . . . .      150,891
 800,000      6.875%, due 03/31/1997 . . . . . . . . .      812,250
 975,000      6.75%, due 05/31/1997. . . . . . . . . .      989,016
  40,000      8.50%, due 07/15/1997. . . . . . . . . .       41,762
  65,000      8.75%, due 10/15/1997. . . . . . . . . .       68,534
  10,000      7.875%, due 01/15/1998 . . . . . . . . .       10,422
  70,000      7.875%, due 04/15/1998 . . . . . . . . .       73,216
  50,000      8.25%, due 07/15/1998. . . . . . . . . .       52,953
 855,000      7.125%, due 10/15/1998 . . . . . . . . .      883,589
 225,000      7.00%, due 04/15/1999. . . . . . . . . .      232,312
 150,000      6.375%, due 07/15/1999 . . . . . . . . .      151,969
 100,000      8.00%, due 08/15/1999. . . . . . . . . .      106,875
 200,000      6.00%, due 10/15/1999. . . . . . . . . .      200,125
 250,000      7.50%, due 10/31/1999. . . . . . . . . .      263,281
  50,000      7.875%, due 11/15/1999 . . . . . . . . .       53,375
 100,000      8.50%, due 02/15/2000. . . . . . . . . .      109,500
  20,000      8.75%, due 08/15/2000. . . . . . . . . .       22,262
  50,000      8.50%, due 11/15/2000. . . . . . . . . .       55,313
 140,000      8.00%, due 05/15/2001. . . . . . . . . .      152,687
 125,000      7.875%, due 08/15/2001 . . . . . . . . .      136,133
                                                          ---------
                                                          6,582,523
                                                          ---------
            U.S. TREASURY STRIPS - 2.1%
             Coupon Treasury Investment Growth Security,
  11,000       due 05/15/1996. . . . . . . . . . . . .       10,627
  37,188       due 11/15/1996. . . . . . . . . . . . .       34,856
  13,140       due 02/15/1997. . . . . . . . . . . . .       12,145
  11,000       due 08/15/1998. . . . . . . . . . . . .        9,289
                                                          ---------
                                                             66,917
                                                          ---------
             Government Trust Certificate,
  16,000       due 05/15/1996. . . . . . . . . . . . .       15,451
                                                          ---------
             Treasury Investment Growth Receipts,
  17,000       due 11/15/1996. . . . . . . . . . . . .       15,939
                                                          ---------

             U.S. Treasury Security Stripped Coupon Payment,
 114,000       due 11/15/1998. . . . . . . . . . . . .       94,915
 124,000       due 11/15/1999. . . . . . . . . . . . .       97,159
 135,000       due 11/15/2000. . . . . . . . . . . . .       99,548
 147,000       due 11/15/2001. . . . . . . . . . . . .      101,649
 161,000       due 11/15/2002. . . . . . . . . . . . .      104,457
                                                          ---------
                                                            497,728
                                                          ---------
            Total U.S. Treasury Strips. . . . . . . .       596,035
                                                          ---------


THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PAR VALUE   U.S. TREASURY AND AGENCY OBLIGATIONS - 43.4%               VALUE
-------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK BONDS - 2.2%
$100,000      7.75%, due 04/25/1996................................ $   101,044
 500,000      7.57%, due 08/19/2004................................     535,267
                                                                    -----------
                                                                        636,311
                                                                    -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS - 8.6%
  50,000      7.60%, due 01/10/1997................................      51,008
 750,000      7.85%, due 09/10/1998................................     782,942
 100,000      8.45%, due 07/12/1999................................     107,252
 200,000      5.98%, due 03/22/2000................................     194,726
  50,000      8.625%, due 04/10/2001...............................      50,502
 250,000      8.70%, due 06/11/2001................................     253,570
 600,000      7.20%, due 01/10/2002................................     601,777
 175,000      7.90%, due 04/10/2002................................     179,025
 250,000      7.00%, due 08/12/2002................................     251,048
                                                                    -----------
                                                                      2,471,850
                                                                    -----------
            PRIVATE EXPORT FUNDING BONDS - 2.0%
  75,000      9.00%, due 01/31/1996................................      75,824
 470,000      7.90%, due 03/31/2000................................     499,998
                                                                    -----------
                                                                        575,822
                                                                    -----------
            TENNESSEE VALLEY AUTHORITY BONDS - 5.5%
 799,000      7.45%, due 10/15/2001................................     818,381
 745,000      6.875%, due 01/15/2002...............................     748,844
                                                                    -----------
                                                                      1,567,225
                                                                    -----------
            TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
              (Cost $12,515,059)................................... $12,429,766
                                                                    -----------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PAR VALUE   MORTGAGE-BACKED SECURITIES - 1.7%                          VALUE
-------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - .3%
$100,000      Series #G92-40, class G, 7.00%, due 07/25/2002....... $   100,130
                                                                    -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - .6%
  43,372      Pool #15032, 7.50%, due 02/15/2007...................      43,765
  31,107      Pool #176413, 7.50%, due 09/15/2016..................      31,389
  64,127      Pool #170784, 8.00%, due 12/15/2016..................      65,931
  39,128      Pool #181540, 8.00%, due 02/15/2017..................      40,229
                                                                    -----------
                                                                        181,314
                                                                    -----------
            OTHER MORTGAGE-BACKED SECURITIES - .8%
              Collateralized Mortgage Securities Corporation,
  17,379        Series 1991-7F, 8.00%, due 09/20/2019..............      17,347
 200,000        Series 1991-8PF, 7.30%, due 08/20/2020.............     202,078
                                                                    -----------
                                                                        219,425
                                                                    -----------
            TOTAL MORTGAGE-BACKED SECURITIES (COST $501,814)....... $   500,869
                                                                    -----------


THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PAR VALUE   CORPORATE BONDS - 52.4%                                    VALUE
-------------------------------------------------------------------------------
             FINANCE - 28.3%
               American Express Company,
$  350,000       8.50%, due 08/15/2001............................. $   383,673
                                                                    -----------
               American Express Credit,
   250,000       7.75%,  due 03/01/1997............................     255,354
                                                                    -----------
               AmSouth Bancorp,
   425,000       9.375%, due 05/01/1999............................     460,785
   300,000       7.75%, due 05/15/2004.............................     313,391
                                                                    -----------
                                                                        774,176
                                                                    -----------
               Associates Corporation, N.A.,
    50,000       9.00%, due 12/15/1995.............................      50,296
   255,000       6.625%, due 11/15/1997............................     257,207
   300,000       8.80%, due 08/01/1998.............................     319,405
                                                                    -----------
                                                                        626,908
                                                                    -----------
               BankAmerica Corporation,
   496,000       8.375%, due 03/15/2002............................     537,736
                                                                    -----------
               Bear Stearns Company,
   170,000       9.375%, due 06/01/2001............................     190,558
                                                                    -----------
               Chevron Capital Corporation,
   500,000       7.45%, due 08/15/2004.............................     518,931
                                                                    -----------
               Ford Motor Credit Corporation,
   500,000       7.875%, due 01/15/1997............................     509,496
                                                                    -----------
               General Electric Capital Corporation,
    50,000       7.875%, due 05/01/1996............................      50,573
   110,000       8.75%, due 11/26/1996.............................     113,207
   100,000       7.24%, due 01/15/2002.............................     103,882
   150,000       7.50%, due 03/15/2002.............................     157,725
                                                                    -----------
                                                                        425,387
                                                                    -----------
               Merrill Lynch & Company, Inc.,
   745,000       7.375%, due 08/17/2002............................     767,320
                                                                    -----------
               Regions Financial,
   250,000       7.80%, due 12/01/2002.............................     261,739
                                                                    -----------
               Salomon, Inc.,
   400,000       7.25%, due 01/15/2000.............................     398,785
   480,000       7.50%, due 02/01/2003.............................     472,894
                                                                    -----------
                                                                        871,679
                                                                    -----------
               Transamerica Financial Corporation,
   785,000       7.50%, due 03/15/2004.............................     817,680
                                                                    -----------
               Wachovia Corporation,
 1,135,000       7.00%, due 12/15/1999.............................   1,161,423
                                                                    -----------

             TOTAL FINANCE CORPORATE BONDS.........................   8,102,060
                                                                    -----------


THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Par Value   CORPORATE BONDS - 52.4%                                    Value
-------------------------------------------------------------------------------
             INDUSTRIAL - 20.7%
               Baxter Travenol Labs, Inc.,
    50,000       9.25%, due 09/15/1996..............................     51,446
                                                                     ----------
               BP America Inc.,
   265,000       8.50%, due 04/15/2001..............................    290,426
                                                                     ----------
               Coca-Cola Company,
   401,000       7.875%, due 09/15/1998.............................    418,634
                                                                     ----------
               duPont (E.I.) de Nemours & Company,
   270,000       8.45%, due 10/15/1996..............................    276,714
   150,000       9.15%, due 04/15/2000..............................    165,990
   200,000       6.75%, due 10/15/2002..............................    202,470
                                                                     ----------
                                                                        645,174
                                                                     ----------
               Exxon Capital Corporation,
   100,000       7.875%,  due 04/15/1996............................    101,030
                                                                     ----------
               Hanson Overseas,
 1,100,000       7.375%,  due 01/15/2003............................  1,140,788
                                                                     ----------
               International Business Machines Corporation,
   700,000       7.25%,  due 11/01/2002.............................    726,171
                                                                     ----------
               International Paper Company,
    30,000       9.625%, due 10/15/1995.............................     30,033
                                                                     ----------
               Kimberly-Clark Corporation,
   240,000       8.625%, due 05/01/2001.............................    264,662
                                                                     ----------
               Limited, Inc.,
   150,000       8.875%, due 08/15/1999.............................    161,038
                                                                     ----------
               Merck & Company, Inc.,
   205,000       7.75%, due 05/01/1996..............................    207,180
                                                                     ----------
               Mobil Corporation,
   100,000       8.375%, due 02/12/2001.............................    108,910
                                                                     ----------
               Philip Morris Companies, Inc.,
   150,000       8.75%, due 06/15/1997..............................    156,009
   305,000       7.375%, due 02/15/1999.............................    311,723
   175,000       7.75%, due 05/01/1999..............................    181,702
                                                                     ----------
                                                                        649,434
                                                                     ----------
               Procter & Gamble Company,
   150,000       8.70%, due 08/01/2001..............................    166,281
                                                                     ----------
               Wal-Mart Stores, Inc.,
   160,000       8.00%, due 05/01/1996..............................    161,898
   170,000       9.10%, due 07/15/2000..............................    188,933
   100,000       8.625%, due 04/01/2001.............................    109,778
   500,000       7.50%, due 05/15/2004..............................    526,959
                                                                     ----------
                                                                        987,568
                                                                     ----------
             TOTAL INDUSTRIAL CORPORATE BONDS.......................  5,948,775
                                                                     ----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)


-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PAR VALUE             CORPORATE BONDS - 52.4%                                            VALUE
-----------------------------------------------------------------------------------------------
                      Utility - 3.4%
                       Appalachian Power Company,
 25,000                 7.50%, due 12/01/1998. . . . . . . . . . . . . . . . .           25,253
                                                                                    -----------

                       Consolidated Edison,
785,000                 7.60%, due 01/15/2000. . . . . . . . . . . . . . . .   .        815,788
                                                                                    -----------

                       Florida Power & Light Company,
 50,000                 9.625%, due 11/01/2000 . . . . . . . . . . . . . . . .           51,463
                                                                                    -----------

                       Pennsylvania Power & Light Company,
 86,000                 8.125%, due 06/01/1999 . . . . . . . . . . . . . . . .           86,940
                                                                                    -----------


                      Total Utility Corporate Bonds. . . . . . . . . . . . .  .         979,444
                                                                                    -----------

                      Total Corporate Bonds (Cost $14,927,188) . . . . . . . .      $15,030,279
                                                                                    -----------

                      Total Investments at Value (Cost $27,944,061) - 97.5%. .      $27,960,914
                                                                                    -----------

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  FACE
 AMOUNT               REPURCHASE AGREEMENTS(a) - .5%                                   VALUE
-----------------------------------------------------------------------------------------------
                       Daiwa Securities,
$137,332                6.45%, dated 09/29/1995, due 10/02/1995,
                        repurchase proceeds $137,406 (Cost $137,332) . . . . .      $   137,332
                                                                                    -----------

                      Total Investments and Repurchase Agreements at Value - 98     $28,098,246

                      Other Assets in Excess of Liabilities - 2.0% . . . . . .          564,435
                                                                                    -----------

                      Net Assets - 100.0%. . . . . . . . . . . . . . . . . . .      $28,662,681
                                                                                    -----------
                                                                                    -----------

(a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/2015. The aggregate market value of the collateral at September 30, 1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $140,685.

See accompanying notes to the financial statements.

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995 (UNAUDITED)


-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PRINCIPAL       ALABAMA FIXED RATE REVENUE AND GENERAL
 AMOUNT         OBLIGATION (GO) BONDS - 96.9%                                          VALUE
-----------------------------------------------------------------------------------------------
               Alabama Housing Finance Auth. Rev.,
$  5,000         10.00%, due 12/01/1996 . . . . . . . . . . . . . . . . . . . .      $  5,128
  25,000         6.00%, due 10/01/1997. . . . . . . . . . . . . . . . . . . . .        25,495
 245,000         4.90%, due 10/01/1998. . . . . . . . . . . . . . . . . . . . .       249,236
  25,000         6.45%, due 04/01/2001. . . . . . . . . . . . . . . . . . . . .        26,102
                                                                                     --------
                                                                                      305,961
                                                                                     --------
                Alabama Mental Health Finance Auth. Special Tax,
 300,000         5.00%, due 05/01/2006. . . . . . . . . . . . . . . . . . . . .       296,589
                                                                                     --------
                Alabama State GO,
 100,000         5.90%, due 03/01/1999. . . . . . . . . . . . . . . . . . . . .       105,037
 100,000         5.70%, due 12/01/2002. . . . . . . . . . . . . . . . . . . . .       106,600
                                                                                     --------
                                                                                      211,637
                                                                                     --------
                Alabama State Corrections Institutions Rev.,
 100,000         4.20%, due 04/01/1998. . . . . . . . . . . . . . . . . . . . .       100,070
                                                                                     --------
                Alabama State Industrial Access Road & Bridge Corp. GO,
 100,000         4.00%, due 06/01/1998. . . . . . . . . . . . . . . . . . . . .        98,822
  85,000         5.25%, due 06/01/2003. . . . . . . . . . . . . . . . . . . . .        86,334
                                                                                     --------
                                                                                      185,156
                                                                                     --------
                Alabama State Mun. Elec. Auth. Power Supply Rev.,
 150,000         5.625%, due 09/01/2000 . . . . . . . . . . . . . . . . . . . .       157,639
 300,000         5.75%, due 09/01/2001. . . . . . . . . . . . . . . . . . . . .       318,492
 400,000         6.50%, due 09/01/2005, prerefunded 09/01/2001. . . . . . . . .       444,900
                                                                                     --------
                                                                                      921,031
                                                                                     --------
                Alabama State Public School & College Auth. Rev.,
 100,000         4.40%, due 12/01/2000. . . . . . . . . . . . . . . . . . . . .        99,720
  50,000         5.00%, due 12/01/2005. . . . . . . . . . . . . . . . . . . . .        50,313
                                                                                     --------
                                                                                      150,033
                                                                                     --------
                Alabama Water Pollution Control Rev.,
 150,000         4.60%, due 02/15/1997. . . . . . . . . . . . . . . . . . . . .       150,847
 160,000         3.75%, due 08/15/1997. . . . . . . . . . . . . . . . . . . . .       158,677
  25,000         7.00%, due 08/15/2001. . . . . . . . . . . . . . . . . . . . .        26,978
 200,000         6.25%, due 08/15/2004. . . . . . . . . . . . . . . . . . . . .       219,234
                                                                                     --------
                                                                                      555,736
                                                                                     --------
                Anniston, AL, GO,
 250,000         5.50%, due 01/01/2004. . . . . . . . . . . . . . . . . . . . .       256,817
                                                                                     --------

                Anniston, AL, Regional Medical Center Board Hospital Rev.,
  40,000         7.375%, due 07/01/2006, ETM. . . . . . . . . . . . . . . . . .        44,074
                                                                                     --------
                Auburn University, Alabama Rev.,
  25,000         6.10%, due 06/01/1999. . . . . . . . . . . . . . . . . . . . .        26,329
  50,000         4.90%, due 06/01/2001. . . . . . . . . . . . . . . . . . . . .        50,962
 150,000         5.20%, due 06/01/2004. . . . . . . . . . . . . . . . . . . . .       153,137
 300,000         5.25%, due 04/01/2005. . . . . . . . . . . . . . . . . . . . .       305,613
                                                                                     --------
                                                                                      536,041
                                                                                     --------
                Baldwin Co., AL, GO,
 200,000         5.85%, due 08/01/2003. . . . . . . . . . . . . . . . . . . . .       214,920
                                                                                     --------
                Baldwin Co., AL, Board of Education Rev.,
  50,000         5.40%, due 12/01/1998. . . . . . . . . . . . . . . . . . . . .        51,313
 300,000         5.90%, due 12/01/2001. . . . . . . . . . . . . . . . . . . . .       313,380
                                                                                     --------
                                                                                      364,693
                                                                                     --------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)


-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PRINCIPAL       ALABAMA FIXED RATE REVENUE AND GENERAL
 AMOUNT         OBLIGATION (GO) BONDS - 96.9%                                          VALUE
-----------------------------------------------------------------------------------------------
                Birmingham, AL, GO,
$100,000         5.80%, due 04/01/2002 . . . . . . . . . . . . . . . . . . . .      $106,333
 200,000         5.90%, due 04/01/2003 . . . . . . . . . . . . . . . . . . . .       214,246
                                                                                    --------
                                                                                     320,579
                                                                                    --------
                Birmingham, AL, Special Facilities Rev.,
 100,000         4.45%, due 06/01/1999 . . . . . . . . . . . . . . . . . . . .       100,195
 100,000         4.75%, due 06/01/2001 . . . . . . . . . . . . . . . . . . . .       100,610
                                                                                    --------
                                                                                     200,805
                                                                                    --------
                Birmingham, AL, Industrial Water Board Rev.,
 100,000         5.00%, due 03/01/2001 . . . . . . . . . . . . . . . . . . . .       101,082
 100,000         6.00%, due 07/01/2007 . . . . . . . . . . . . . . . . . . . .       106,779
                                                                                    --------
                                                                                     207,861
                                                                                    --------
                Birmingham, AL, Medical Clinic Board Rev.,
  60,000         7.30%, due 07/01/2005, ETM. . . . . . . . . . . . . . . . . .        67,005
                                                                                    --------
                Birmingham, AL, Waterworks & Sewer Board Rev.,
 100,000         4.40%, due 01/01/2001 . . . . . . . . . . . . . . . . . . . .        98,884
  50,000         5.90%, due 01/01/2003 . . . . . . . . . . . . . . . . . . . .        53,332
  50,000         4.60%, due 01/01/2004 . . . . . . . . . . . . . . . . . . . .        48,690
 300,000         6.15%, due 01/01/2006 . . . . . . . . . . . . . . . . . . . .       320,457
                                                                                    --------
                                                                                     521,363
                                                                                    --------
                DCH Health Care Auth. of Alabama Rev.,
  55,000         5.00%, due 06/01/2004 . . . . . . . . . . . . . . . . . . . .        54,996
                                                                                    --------
                Hoover, AL, Board of Education GO,
 100,000         4.10%, due 02/15/1997 . . . . . . . . . . . . . . . . . . . .       100,061
 400,000         6.00%, due 02/15/2006 . . . . . . . . . . . . . . . . . . . .       427,872
                                                                                    --------
                                                                                     527,933
                                                                                    --------
                Hoover, AL, Board of Education Special Tax,
 200,000         6.625%, due 02/01/2010, prerefunded 02/01/2001. . . . . . . .       222,604
                                                                                    --------
                Houston Co., AL, GO,
 100,000         4.20%, due 10/01/1998 . . . . . . . . . . . . . . . . . . . .        99,692
 250,000         5.00%, due 07/01/2002 . . . . . . . . . . . . . . . . . . . .       253,557
                                                                                    --------
                                                                                     353,249
                                                                                    --------
                Huntsville, AL, GO,
  40,000         4.50%, due 12/01/1996 . . . . . . . . . . . . . . . . . . . .        40,311
 115,000         5.15%, due 08/01/2000 . . . . . . . . . . . . . . . . . . . .       118,211
 100,000         5.20%, due 11/01/2000 . . . . . . . . . . . . . . . . . . . .       103,147
 100,000         5.30%, due 08/01/2001 . . . . . . . . . . . . . . . . . . . .       103,593
 500,000         5.50%, due 11/01/2002 . . . . . . . . . . . . . . . . . . . .       524,465
 100,000         5.90%, due 11/01/2005 . . . . . . . . . . . . . . . . . . . .       106,729
                                                                                    --------
                                                                                     996,456
                                                                                    --------
                Huntsville, AL, Electric Systems Rev.,
 150,000         6.10%, due 12/01/2000 . . . . . . . . . . . . . . . . . . . .       160,026
 150,000         5.00%, due 12/01/2003 . . . . . . . . . . . . . . . . . . . .       150,987
                                                                                    --------
                                                                                     311,013
                                                                                    --------
                Huntsville, AL, Water Systems Rev.,
 150,000         5.25%, due 05/01/2005 . . . . . . . . . . . . . . . . . . . .       151,539
                                                                                    --------
                Jefferson Co., AL, GO,
 100,000         5.55%, due 04/01/2002 . . . . . . . . . . . . . . . . . . . .       104,147
  50,000         4.75%, due 04/01/2002 . . . . . . . . . . . . . . . . . . . .        49,751
 100,000         5.00%, due 04/01/2004 . . . . . . . . . . . . . . . . . . . .        99,998
                                                                                    --------
                                                                                     253,896
                                                                                    --------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)


-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PRINCIPAL      ALABAMA FIXED RATE REVENUE AND GENERAL
 AMOUNT        OBLIGATION (GO) BONDS - 96.9%                                           VALUE
-----------------------------------------------------------------------------------------------
               Jefferson Co., AL, Sewer Rev.,
$140,000        5.15%, due 09/01/2002. . . . . . . . . . . . . . . . . . . . .      $144,515
  50,000        5.50%, due 09/01/2003. . . . . . . . . . . . . . . . . . . . .        52,215
 300,000        5.75%, due 09/01/2005. . . . . . . . . . . . . . . . . . . . .       315,576
                                                                                    --------
                                                                                     512,306
                                                                                    --------
               Lee Co., AL, GO,
 300,000        5.50%, due 02/01/2007. . . . . . . . . . . . . . . . . . . . .       306,066
                                                                                    --------
               Madison, AL, Board of Education School Warrants,
 100,000        5.00%, due 02/01/1999. . . . . . . . . . . . . . . . . . . . .       102,149
                                                                                    --------
               Madison, AL, Warrants,
 325,000        5.55%, due 04/01/2007. . . . . . . . . . . . . . . . . . . . .       333,057
                                                                                    --------
               Madison Co., AL, Board of Education Cap. Outlay Tax Antic.
 175,000        Warrants, 5.20%, due 09/01/2004. . . . . . . . . . . . . . . .       180,278
                                                                                    --------
               Mobile, AL, GO,
 200,000        5.00%, due 08/15/1998. . . . . . . . . . . . . . . . . . . . .       204,338
 150,000        5.20%, due 02/15/1999. . . . . . . . . . . . . . . . . . . . .       154,194
 200,000        5.40%, due 08/15/2000. . . . . . . . . . . . . . . . . . . . .       208,502
  25,000        6.25%, due 08/01/2001. . . . . . . . . . . . . . . . . . . . .        27,156
  25,000        6.30%, due 08/01/2001. . . . . . . . . . . . . . . . . . . . .        27,219
                                                                                    --------
                                                                                     621,409
                                                                                    --------
               Mobile, AL, Water & Sewer Commrs. Rev.,
  55,000        6.30%, due 01/01/2003. . . . . . . . . . . . . . . . . . . . .        59,614
                                                                                    --------
               Mobile, AL, Water & Sewer Rev.,
  25,000        7.00%, due 01/01/1996. . . . . . . . . . . . . . . . . . . . .        25,199
 200,000        7.00%, due 01/01/2000. . . . . . . . . . . . . . . . . . . . .       205,540
                                                                                    --------
                                                                                     230,739
                                                                                    --------
               Mobile Co., AL, GO,
 100,000        4.80%, due 02/01/2002. . . . . . . . . . . . . . . . . . . . .       100,373
  50,000        6.10%, due 02/01/2002, prerefunded 02/01/2000. . . . . . . . .        53,901
 160,000        6.70%, due 02/01/2011, prerefunded 02/01/2000. . . . . . . . .       176,491
                                                                                    --------
                                                                                     330,765
                                                                                    --------
               Mobile Co., AL, Gas Tax Antic. Warrants Rev.,
 100,000        3.80%, due 02/01/1998. . . . . . . . . . . . . . . . . . . . .        99,069
 100,000        4.50%, due 02/01/2003. . . . . . . . . . . . . . . . . . . . .        97,013
                                                                                    --------
                                                                                     196,082
                                                                                    --------
               Montgomery, AL, GO,
 200,000        4.25%, due 05/01/1999, ETM . . . . . . . . . . . . . . . . . .       198,678
 200,000        4.70%, due 05/01/2002. . . . . . . . . . . . . . . . . . . . .       198,872
                                                                                    --------
                                                                                     397,550
                                                                                    --------
               Montgomery, AL, Waterworks & Sanitation Rev.,
 200,000        5.85%, due 03/01/2023. . . . . . . . . . . . . . . . . . . . .       211,694
                                                                                    --------
               Montgomery Co., AL, GO,
 100,000        5.20%, due 11/01/2006. . . . . . . . . . . . . . . . . . . . .        99,994
                                                                                    --------
               Opelika, AL, GO,
 100,000        4.60%, due 03/01/2003. . . . . . . . . . . . . . . . . . . . .        99,067
 100,000        5.30%, due 07/01/2003. . . . . . . . . . . . . . . . . . . . .       103,919
                                                                                    --------
                                                                                     202,986
                                                                                    --------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
 PRINCIPAL      ALABAMA FIXED RATE REVENUE AND GENERAL
  AMOUNT        OBLIGATION (GO) BONDS - 96.9%                                               VALUE
-------------------------------------------------------------------------------------------------------
                Ozark, AL, Industrial Development Board Rev.,
$    50,000       7.00%, due 06/01/1996. . . . . . . . . . . . . . . . . . . . . . . .   $    50,647
                                                                                         -----------
                Shelby Co., AL, GO,
    205,000       5.20%, due 08/01/2000. . . . . . . . . . . . . . . . . . . . . . . .       210,043
     50,000       5.35%, due 08/01/2001. . . . . . . . . . . . . . . . . . . . . . . .        51,871
                                                                                         -----------
                                                                                             261,914
                                                                                         -----------
                Shelby Co., AL, Hospital Board Rev.,
     35,000       6.60%, due 02/01/2001, ETM . . . . . . . . . . . . . . . . . . . . .        38,226
     25,000       6.60%, due 02/01/2002. . . . . . . . . . . . . . . . . . . . . . . .        27,561
     40,000       6.60%, due 02/01/2003. . . . . . . . . . . . . . . . . . . . . . . .        44,432
                                                                                         -----------
                                                                                             110,219
                                                                                         -----------
                Shelby Co., AL, Board of Education Cap. Outlay Special Tax Warrants,
    100,000       4.80%, due 02/01/1998. . . . . . . . . . . . . . . . . . . . . . . .       100,895
                                                                                         -----------
                Tuscaloosa, AL, Board of Education GO,
    100,000       5.10%, due 02/01/2004. . . . . . . . . . . . . . . . . . . . . . . .       101,348
                                                                                         -----------
                Tuscaloosa, AL, Board of Education Special Tax Warrants,
     75,000       5.70%, due 02/15/2005. . . . . . . . . . . . . . . . . . . . . . . .        78,885
                                                                                         -----------
                University of Alabama General Fee Series A Rev.,
    250,000       4.15%, due 10/01/1999. . . . . . . . . . . . . . . . . . . . . . . .       247,635
     50,000       5.00%, due 11/01/2000. . . . . . . . . . . . . . . . . . . . . . . .        51,033
    100,000       4.60%, due 10/01/2001. . . . . . . . . . . . . . . . . . . . . . . .        99,843
    200,000       5.10%, due 10/01/2002. . . . . . . . . . . . . . . . . . . . . . . .       204,368
                                                                                         -----------
                                                                                             602,879
                                                                                         -----------
                Vestavia Hills, AL, Board of Education Cap. Outlay Rev.,
     55,000       5.25%, due 02/01/2004. . . . . . . . . . . . . . . . . . . . . . . .        56,301
                                                                                         -----------
                Vestavia Hills, AL, Warrants,
    125,000       4.90%, due 04/01/2005. . . . . . . . . . . . . . . . . . . . . . . .       122,856
                                                                                         -----------
                TOTAL ALABAMA (COST $13,317,624) . . . . . . . . . . . . . . . . . . .   $13,602,690
                                                                                                  -----------
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT        MONEY MARKETS - 2.6%                                                        VALUE
----------------------------------------------------------------------------------------------------
$   370,310     Biltmore Tax-Free Money Fund (Cost $370,310) . . . . . . . . . . . . .   $   370,310
                                                                                         -----------
                TOTAL INVESTMENTS AT VALUE (COST $13,687,934) - 99.5%. . . . . . . . .   $13,973,000

                OTHER ASSETS IN EXCESS OF LIABILITIES - .5%. . . . . . . . . . . . . .        67,103
                                                                                         -----------
                NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . .   $14,040,103
                                                                                         -----------
                                                                                         -----------


ETM -Escrowed to maturity.

See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load, open-end series of The Williamsburg Investment Trust (the Trust). The Trust, a registered management investment company under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded on the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 1995:


                                  GOVERNMENT        GOVERNMENT         ALABAMA
                                    STREET            STREET          TAX FREE
                                 EQUITY FUND        BOND FUND         BOND FUND
                                 -----------        ---------         ---------
Gross unrealized appreciation.... $7,075,557        $ 539,702          $335,555
Gross unrealized depreciation....   (325,198)        (522,849)          (50,489)
                                 -----------        ---------         ---------
Net unrealized appreciation...... $6,750,359        $  16,853          $285,066
                                 -----------        ---------         ---------
                                 -----------        ---------         ---------


The tax basis of investments for each Fund is equal to the acquisition cost as shown on the Statements of Assets and Liabilities.

As of March 31, 1995, The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $20,054, $71,604, and $4,017, respectively, which expire through the year 2003. In addition, The Government Street Bond Fund and The Alabama Tax Free Bond Fund realized net capital losses of $80,587 and $199,046, respectively, during the period from November 1, 1994 through March 31, 1995, which are treated for federal income tax purposes as arising in the tax year ending March 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $8,741,092 and $6,577,841, respectively, for The Government Street Equity Fund, $1,270,488 and $1,106,567, respectively, for The Government Street Bond Fund, and $1,047,848 and $287,313, respectively, for The Alabama Tax Free Bond Fund.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc.
(the Adviser) under the terms of an Investment Advisory Agreement.
Under the Investment Advisory Agreement, The Government Street Equity
Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .60% on its average daily net assets up to $100 million and .50% on such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% on its average net assets up to $100 million and .40% on such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% on its average net assets up to $100 million and
 .25% on such net assets in excess of $100 million.

States in which shares of the Funds are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse each Fund for expenses which exceed the most restrictive applicable expense limitation of any state. For the six months ended September 30, 1995, no such reimbursement was required. However, in order to reduce the operating expenses of The Alabama Tax Free Bond Fund, the Adviser voluntarily waived $11,991 of its investment advisory fees during the period.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, MGF receives a monthly fee from The Government Street Equity Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such assets; and .15% on such net assets in excess of $50 million. From The Government Street Bond Fund, MGF receives a monthly fee of .075% on its average net assets up to $200 million and .05% on such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, MGF receives a monthly fee of .15% on its average net assets up to $200 million and .10% on such assets in excess of $200 million. The fee for each Fund is subject to a $2,000 monthly minimum. In addition, each Fund pays out-of-pocket expenses including, but not limited to, pricing costs and postage and supplies.

Certain officers of the Trust are also officers of MGF.

4. DIRECTED BROKERAGE ARRANGEMENT

In an effort to reduce the total operating expenses of The Government Street Equity Fund, a portion of the Fund's administrative and custodian fees for periods ended March 31, 1995 and prior were paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the fees by the broker-dealer was based on a percentage of commissions earned.

5. REORGANIZATION OF THE ALABAMA TAX FREE BOND FUND

The Alabama Tax Free Bond Fund was originally organized as a series of the Albemarle Investment Trust, a Massachusetts business trust. Effective April 1, 1994, the Fund was reorganized through a tax-free exchange of all the assets and liabilities of the fund for shares of a new fund with the same name and investment objective. Due to the reorganization, the Fund changed its fiscal year end from August 31 to March 31.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                            THE JAMESTOWN EQUITY FUND


                               No Load Mutual Fund











                               SEMI-ANNUAL REPORT
                               September 30, 1995
                                   (Unaudited)












           INVESTMENT ADVISER                          ADMINISTRATOR
  LOWE, BROCKENBROUGH & TATTERSALL, INC.             MGF SERVICE CORP.
         6620 West Broad Street                      312 Walnut Street
               Suite 300                               P.O. Box 5354
       Richmond, Virginia  23230                      Cincinnati, Ohio
             1.804.288.0404                            1.800.443.4249

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            THE JAMESTOWN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                         September 30, 1995 (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                                   $    9,200,151
                                                                             -------------
                                                                             -------------
      At value (Note 1)                                                     $   11,095,750
   Investments in repurchase agreements (Note 1)                                   941,112
   Receivable for securities sold                                                   26,667
   Receivable for capital shares sold                                                3,209
   Dividends receivable                                                             12,148
   Interest receivable                                                               5,789
   Other assets                                                                      3,505
                                                                             -------------
      TOTAL ASSETS                                                              12,088,180
                                                                             -------------
LIABILITIES
   Payable for securities purchased                                                 57,820
   Dividends payable                                                                 3,357
   Accrued advisory fees (Note 3)                                                    6,334
   Accrued administration fees (Note 3)                                              2,000
   Other accrued expenses                                                            6,222
                                                                             -------------
      TOTAL LIABILITIES                                                             75,733
                                                                             -------------

NET ASSETS                                                                  $   12,012,447
                                                                             -------------
                                                                             -------------

Net assets consist of:
Capital shares                                                              $    9,914,133
Accumulated net realized gains from security transactions                          199,757
Undistributed net investment income                                                  2,958
Net unrealized appreciation on investments                                       1,895,599
                                                                             -------------
Net assets                                                                  $   12,012,447
                                                                             -------------
                                                                             -------------

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                       923,942
                                                                             -------------
                                                                             -------------

Net asset value, offering price and redemption price per share (Note 1)     $        13.00
                                                                             -------------
                                                                             -------------

See accompanying notes to the financial statements.

                      THE JAMESTOWN EQUITY FUND

                       STATEMENT OF OPERATIONS

           Six Months Ended September 30, 1995 (Unaudited)

INVESTMENT INCOME
   Dividends                                                                   $    96,397
   Interest                                                                         31,515
                                                                                ----------
      TOTAL INVESTMENT INCOME                                                      127,912
                                                                                ----------

EXPENSES
   Investment advisory fees (Note 3)                                                32,876
   Administrative fees (Note 3)                                                     12,000
   Custodian fees                                                                    5,026
   Professional fees                                                                 4,040
   Trustees' fees and expenses                                                       3,708
   Registration fees                                                                 1,987
   Printing of shareholder reports                                                   1,033
   Other expenses                                                                    6,795
                                                                                ----------
      TOTAL EXPENSES                                                                67,465
   Expenses reimbursed through a directed brokerage arrangement (Note 4)            (7,839)
                                                                                ----------
      NET EXPENSES                                                                  59,626
                                                                                ----------

NET INVESTMENT INCOME                                                               68,286
                                                                                ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                   209,214
   Net change in unrealized appreciation/depreciation on investments             1,213,233
                                                                                ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                 1,422,447
                                                                                ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $ 1,490,733
                                                                                ----------
                                                                                ----------

See accompanying notes to the financial statements.

                          THE JAMESTOWN EQUITY FUND

                      STATEMENT OF CHANGES IN NET ASSETS

                Periods Ended September 30, 1995 and March 31, 1995


                                                                           SIX MONTHS
                                                                              ENDED            YEAR
                                                                             SEPT. 30,         ENDED
                                                                               1995           MARCH 31,
                                                                           (UNAUDITED)         1995
                                                                           -----------       ---------
FROM OPERATIONS:
   Net investment income                                                 $     68,286      $   52,250
   Net realized gains from security transactions                              209,214          23,087
   Net change in unrealized appreciation/depreciation
      on investments                                                        1,213,233         641,075
                                                                          -----------       ---------
Net increase in net assets from operations                                  1,490,733         716,412
                                                                          -----------       ---------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                 (66,070)        (56,136)
   From net realized gains from security transactions                              --         (13,937)
                                                                          -----------       ---------
Decrease in net assets from distributions to shareholders                     (66,070)        (70,073)
                                                                          -----------       ---------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                2,521,998       5,324,788
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                         59,638          61,777
   Payments for shares redeemed                                              (105,026)       (733,223)
                                                                          -----------       ---------
Net increase in net assets from capital share transactions                  2,476,610       4,653,342
                                                                          -----------       ---------
TOTAL INCREASE IN NET ASSETS                                                3,901,273       5,299,681

NET ASSETS:
    Beginning of period                                                     8,111,174       2,811,493
                                                                          -----------       ---------
    End of period - (including undistributed net investment
      income of $2,958 and $742, respectively)                          $  12,012,447   $   8,111,174
                                                                          -----------       ---------
                                                                          -----------       ---------
(a) Summary of capital share activity follows:

    Shares sold                                                               209,190         504,565
    Shares issued in reinvestment of distributions to shareholders              4,717           5,806
    Shares redeemed                                                            (8,365)        (67,864)
                                                                          -----------       ---------
    Net increase in shares outstanding                                        205,542         442,507
    Shares outstanding, beginning of period                                   718,400         275,893
                                                                          -----------       ---------
    Shares outstanding, end of period                                         923,942         718,400
                                                                          -----------       ---------
                                                                          -----------       ---------


See accompanying notes to the financial statements.

                          THE JAMESTOWN EQUITY FUND

                             FINANCIAL HIGHLIGHTS

                  Selected Per Share Data and Ratios for a
                  Share Outstanding Throughout Each Period


                                                          SIX MONTHS
                                                             ENDED         YEAR          YEAR         PERIOD
                                                           SEPT. 30,       ENDED         ENDED         ENDED
                                                             1995        MARCH 31,     MARCH 31,     MARCH 31,
                                                          (UNAUDITED)      1995          1994         1993 (a)
                                                          -----------    ---------     --------      ---------
Net asset value at beginning of period                        $11.29        $10.19        $10.18        $10.00

Income from investment operations:
   Net investment income                                        0.08          0.10          0.08          0.04
   Net realized and unrealized gains (losses)
      on investments                                            1.71          1.15         (0.01)         0.18
                                                            --------      --------      --------      --------
Total from investment operations                                1.79          1.25          0.07          0.22
                                                            --------      --------      --------      --------
Less distributions:
   Dividends from net investment income                        (0.08)        (0.12)        (0.06)        (0.04)
   Distributions from net realized gains                          --         (0.03)           --            --
                                                            --------      --------      --------      --------

Total distributions                                            (0.08)        (0.15)        (0.06)        (0.04)
                                                            --------      --------      --------      --------

Net asset value at end of period                              $13.00        $11.29        $10.19        $10.18
                                                            --------      --------      --------      --------
                                                            --------      --------      --------      --------
Total return                                                  15.83%(c)     12.33%         0.67%         6.81%(c)
                                                            --------      --------      --------      --------
                                                            --------      --------      --------      --------
Net assets at end of period (000's)                          $12,012        $8,111        $2,811        $1,953
                                                            --------      --------      --------      --------
                                                            --------      --------      --------      --------
Ratio of expenses to average net assets (b)                    1.33%(d)      1.44%         1.50%         1.50%(c)

Ratio of net investment income to average net assets           1.35%(d)      1.18%         0.82%         1.13%(c)

Portfolio turnover rate                                          52%(d)        48%           92%           54%


(a) Represents the period from the commencement of operations (December 1, 1992) through March 31, 1993.

(b) For the period ended September 30, 1995, the ratio of expenses to average net assets was determined based on gross expenses prior to expense reimbursements through a directed brokerage arrangement (Note 4). Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 1.99%, 3.16% and 3.19% (c) for the periods ended March 31, 1995, 1994 and 1993, respectively.

(c) The total return as of September 30, 1995 is not annualized.

(d) Annualized.

See accompanying notes to the financial statements.

                                 THE JAMESTOWN EQUITY FUND

                                 PORTFOLIO OF INVESTMENTS

                              September 30, 1995 (Unaudited)

     SHARES                                                                 VALUE
     ------                                                               ---------
                COMMON STOCKS - 92.4%
                AEROSPACE - 3.2%
      4,500       Raytheon Company                                      $   382,500
                                                                         ----------
                BUILDING AND CONSTRUCTION - 2.4%
      8,200       Foster Wheeler Corporation                                290,075
                                                                         ----------
                CHEMICALS - 4.9%
      6,300       Air Products & Chemicals                                  328,388
      3,800       E.I. duPont de Nemours & Company                          261,250
                                                                         ----------
                                                                            589,638
                                                                         ----------
                COMMERCIAL BANKING - 5.5%
      4,100       Crestar Financial Corporation                             229,087
      3,800       First Union Corporation                                   193,800
      3,600       NationsBank Corporation                                   242,100
                                                                         ----------
                                                                            664,987
                                                                         ----------

                COMMUNICATIONS - 10.3%
      6,000       AT&T Company                                              394,500
      2,500       Capital Cities/ABC, Inc.                                  294,063
      5,700       Equifax, Inc.                                             238,687
      5,700       SBC Communications, Inc.                                  313,500
                                                                         ----------
                                                                          1,240,750
                                                                         ----------

                COMPUTERS/COMPUTER TECHNOLOGY SERVICES - 4.7%
      4,500       Computer Sciences Corporation (b)                         289,688
      4,600       Intel Corporation                                         276,575
                                                                         ----------
                                                                            566,263
                                                                         ----------

                CONSUMER PRODUCTS - 16.5%
      3,800       Avon Products, Inc.                                       272,650
      7,000       General Electric Company                                  446,250
      2,000       Hershey Foods Corporation                                 128,750
      3,600       Motorola, Inc.                                            274,950
      4,500       Procter & Gamble Company                                  346,500
      9,500       Sysco Corporation                                         258,875
     12,000       Whitman Corporation                                       247,500
                                                                         ----------
                                                                          1,975,475
                                                                         ----------

                                 THE JAMESTOWN EQUITY FUND

                                 PORTFOLIO OF INVESTMENTS

                              September 30, 1995 (Unaudited)

     SHARES                                                                 VALUE
     ------                                                               ---------
                COMMON STOCKS - CONTINUED
                DRUGS/MEDICAL EQUIPMENT - 7.6%
      6,500       Abbott Laboratories                                 $     277,062
      5,500       Merck and Company, Inc.                                   308,000
      6,300       Schering-Plough                                           324,450
                                                                         ----------
                                                                            909,512
                                                                         ----------
                DURABLE GOODS - 2.6%
      6,100       Avnet, Inc.                                               314,912
                                                                         ----------
                ELECTRONICS - 1.5%
      2,200       Hewlett-Packard Company                                   183,425
                                                                         ----------

                FAST FOOD RESTAURANTS - 2.2%
      7,000       McDonald's Corporation                                    267,750
                                                                         ----------
                FIRE SYSTEMS - 3.6%
      6,800       Tyco International Ltd.                                   428,400
                                                                         ----------
                HEALTH CARE CENTERS - 6.8%
      9,300       Columbia/HCA Healthcare Corporation                       452,213
     10,900       Manor Care, Inc.                                          370,600
                                                                         ----------
                                                                            822,813
                                                                         ----------

                INSURANCE - 3.1%
      4,350       American International Group                              369,750
                                                                         ----------

                OIL AND GAS DRILLING - 8.1%
      5,400       Amoco Corporation                                         346,275
      4,900       Exxon Corporation                                         354,025
      4,200       Texaco, Inc.                                              271,425
                                                                         ----------
                                                                            971,725
                                                                         ----------

                REAL ESTATE - 2.2%
     18,500       United Dominion Realty Trust                              263,625
                                                                         ----------

                RETAIL STORES - 4.4%
      9,000       Circuit City Stores, Inc.                                 284,625
      5,500       May Department Stores Company                             240,625
                                                                         ----------
                                                                            525,250
                                                                         ----------

                                 THE JAMESTOWN EQUITY FUND

                                 PORTFOLIO OF INVESTMENTS

                              September 30, 1995 (Unaudited)

     SHARES                                                                 VALUE
     ------                                                               ---------

                COMMON STOCKS - CONTINUED
                TRANSPORTATION SERVICES/EQUIPMENT - 2.8%
      9,200       Echlin, Inc.                                        $     328,900
                                                                         ----------

                TOTAL COMMON STOCKS (COST $9,200,151)                 $  11,095,750
                                                                         ----------
     FACE
     VALUE                                                                 VALUE
     ------                                                               ---------
                REPURCHASE AGREEMENTS (a) - 7.8%
                  Daiwa Securities,
 $  941,112         6.45%, dated 09/30/1995 , due 10/02/1995,
                    repurchase proceeds $941,618 (Cost $941,112)      $     941,112
                                                                         ----------

                TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                  AT VALUE - 100.2%                                   $  12,036,862

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%              (24,415)
                                                                         ----------

                NET ASSETS - 100.0%                                   $  12,012,447
                                                                         ----------
                                                                         ----------


(a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/2015. The aggregate market value of the collateral at September 30, 1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $964,093.

(b) Non-income producing security.

   See accompanying notes to the finacial statements.

                            THE JAMESTOWN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Equity Fund (the Fund) is a series of shares of the Williamsburg Investment Trust (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 1, 1992.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (cur-rently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                            THE JAMESTOWN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1995:


         . . . . . . . . . . . . . . . . . . . . . . .
     Gross unrealized appreciation . . . . . . . . . .   $ 1,922,799
     Gross unrealized depreciation . . . . . . . . . .       (27,200)
                                                         -----------
     Net unrealized appreciation . . . . . . . . . . .   $ 1,895,599
                                                         -----------
                                                         -----------

The tax basis of investments for the Fund is equal to the acquisition cost as shown on the Statement of Assets and Liabilities.


2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term invest-ments, amounted to $4,233,548 and $2,374,507, respectively, for the Fund.


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .65% on its average daily net assets up to $500 million and .50% on such net assets in excess of $500 million.

States in which shares of the Fund are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse the Fund for expenses which exceed the most restrictive applicable expense limitation of any state. No reimbursement was required from the Adviser for the six months ended September 30, 1995.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, pricing fees and postage and supplies.

Certain officers of the Trust are also officers of MGF.

                            THE JAMESTOWN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, the Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $7,839 for the six months ended September 30, 1995.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                           THE JAMESTOWN BOND FUND


                             No Load Mutual Fund











                             SEMI-ANNUAL REPORT
                             September 30, 1995
                                 (Unaudited)












                INVESTMENT ADVISER                       ADMINISTRATOR
      LOWE, BROCKENBROUGH & TATTERSALL, INC.           MGF SERVICE CORP.
              6620 West Broad Street                   312 Walnut Street
                    Suite 300                             P.O. Box 5354
             Richmond, Virginia  23230            Cincinnati, Ohio 45202-5354
                  1.804.288.0404                         1.800.443.4249

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            THE JAMESTOWN BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                         September 30, 1995 (Unaudited)


ASSETS
   Investments in securities:
      At acquisition cost                                                      $    72,611,579
                                                                                --------------
                                                                                --------------
      At value (Note 1)                                                        $    75,521,632
   Investments in repurchase agreements (Note 1)                                     8,491,755
   Receivable for securities sold                                                    1,678,419
   Receivable for capital shares sold                                                      740
   Interest receivable                                                                 637,684
   Dividends receivable                                                                 28,517
   Other assets                                                                          8,968
                                                                                --------------
      TOTAL ASSETS                                                                  86,367,715
                                                                                --------------
LIABILITIES
   Payable for securities purchased                                                  7,057,061
   Payable for capital shares redeemed                                                   9,000
   Dividends payable                                                                   241,655
   Accrued advisory fees (Note 3)                                                       24,304
   Accrued administration fees (Note 3)                                                  4,800
                                                                                --------------
      TOTAL LIABILITIES                                                              7,336,820
                                                                                --------------
NET ASSETS                                                                     $    79,030,895
                                                                                --------------
                                                                                --------------

Net assets consist of:
Capital shares                                                                 $    79,397,643
Accumulated net realized losses from security transactions                          (3,277,642)
Undistributed net investment income                                                        841
Net unrealized appreciation on investments                                           2,910,053
                                                                                --------------
Net assets                                                                     $    79,030,895
                                                                                --------------
                                                                                --------------
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                         7,549,613
                                                                                --------------
                                                                                --------------
Net asset value, offering price and redemption price per share (Note 1)        $         10.47
                                                                                --------------
                                                                                --------------

See accompanying notes to the financial statements.

                           THE JAMESTOWN BOND FUND

                           STATEMENT OF OPERATIONS

               Six Months Ended September 30, 1995 (Unaudited)



INVESTMENT INCOME
   Interest                                                                    $    2,531,237
   Dividends                                                                          147,938
                                                                                --------------
      TOTAL INVESTMENT INCOME                                                       2,679,175
                                                                                --------------
EXPENSES
   Investment advisory fees (Note 3)                                                  141,911
   Administrative fees (Note 3)                                                        28,189
   Custodian fees                                                                      16,550
   Professional fees                                                                    8,316
   Trustees' fees and expenses                                                          3,702
   Registration fees                                                                    3,126
   Pricing costs                                                                        2,850
   Other expenses                                                                       4,058
                                                                                --------------
      TOTAL EXPENSES                                                                  208,702
   Expenses reimbursed through a directed brokerage arrangement (Note 4)               (8,134)
                                                                                --------------
      NET EXPENSES                                                                    200,568
                                                                                --------------
NET INVESTMENT INCOME                                                               2,478,607
                                                                                --------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                    1,456,460
   Net change in unrealized appreciation/depreciation of investments                2,065,068
                                                                                --------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    3,521,528
                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    6,000,135
                                                                                --------------
                                                                                --------------

See accompanying notes to the financial statements.

                         THE JAMESTOWN BOND FUND

                    STATEMENT OF CHANGES IN NET ASSETS

            Periods Ended September 30, 1995 and March 31, 1995

                                                                         SIX MONTHS
                                                                           ENDED           YEAR
                                                                         SEPT. 30,         ENDED
                                                                            1995         MARCH 31,
                                                                        (UNAUDITED)         1995
                                                                       -------------   -------------

FROM OPERATIONS:
   Net investment income                                               $   2,478,607    $  4,070,955
   Net realized gains (losses) from security transactions                  1,456,460      (3,791,347)
   Net change in unrealized appreciation/depreciation
      on investments                                                       2,065,068       2,701,756
                                                                        ------------     -----------
Net increase in net assets from operations                                 6,000,135       2,981,364
                                                                        ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                             (2,502,288)     (4,060,588)
                                                                        ------------     -----------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                               5,335,625      10,057,911
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                     2,032,787       3,496,446
   Payments for shares redeemed                                           (3,864,067)     (4,475,836)
                                                                        ------------     -----------
Net increase in net assets from capital share transactions                 3,504,345       9,078,521
                                                                        ------------     -----------
TOTAL INCREASE IN NET ASSETS                                               7,002,192       7,999,297

NET ASSETS:
   Beginning of period                                                    72,028,703      64,029,406
                                                                        ------------     -----------
   End of period - (including undistributed net investment
      income of $841 and $24,522, respectively)                        $  79,030,895    $ 72,028,703
                                                                        ------------     -----------
                                                                        ------------     -----------

(a)Summary of capital share activity follows:

   Shares sold                                                               510,188       1,014,124
   Shares issued in reinvestment of distributions to shareholders            194,867         355,655
   Shares redeemed                                                          (380,848)       (454,880)
                                                                        ------------     -----------
   Net increase in shares outstanding                                        324,207         914,899
   Shares outstanding, beginning of period                                 7,225,406       6,310,507
                                                                        ------------     -----------
   Shares outstanding, end of period                                       7,549,613       7,225,406
                                                                        ------------     -----------
                                                                        ------------     -----------

See accompanying notes to the financial statements.

                              THE JAMESTOWN BOND FUND

                               FINANCIAL HIGHLIGHTS

                Selected Per Share Data and Ratios for a Share Outstanding
                                   Throughout Each Period




                                                 SIX MONTHS
                                                   ENDED                        YEARS ENDED MARCH 31,                PERIOD
                                                 SEPT. 30,     ------------------------------------------------       ENDED
                                                   1995                                                              MARCH 31,
                                                (UNAUDITED)      1995        1994         1993          1992          1991 (a)
                                                -----------    ---------    --------     --------     ---------      ---------

Net asset value at beginning of period                $9.97       $10.15      $10.82       $10.42         $9.97        $10.00
                                                -----------    ---------    --------     --------     ---------      --------

Income from investment operations:
   Net investment income                               0.34         0.62        0.55         0.64          0.54          0.20
   Net realized and unrealized gains
    (losses) on investments                            0.50        (0.18)      (0.30)        0.55          0.48         (0.03)
                                                -----------    ---------    --------     --------     ---------      --------
Total from investment operations                       0.84         0.44        0.25         1.19          1.02          0.17
                                                -----------    ---------    --------     --------     ---------      --------

Less distributions:
   Dividends from net investment income               (0.34)       (0.62)      (0.55)       (0.64)        (0.54)        (0.20)
   Distributions from net realized gains                 --           --       (0.19)       (0.15)        (0.03)           --
   Distributions in excess of net
     realized gains                                      --           --       (0.18)          --            --            --
                                                -----------    ---------    --------     --------     ---------      --------

Total distributions                                   (0.34)       (0.62)      (0.92)       (0.79)        (0.57)        (0.20)
                                                -----------    ---------    --------     --------     ---------      --------

Net asset value at end of period                     $10.47        $9.97      $10.15       $10.82        $10.42         $9.97
                                                -----------    ---------    --------     --------     ---------      --------
                                                -----------    ---------    --------     --------     ---------      --------

Total return                                         16.89%(c)     4.56%       2.12%       11.69%        10.33%         5.70%(c)
                                                -----------    ---------    --------     --------     ---------      --------
                                                -----------    ---------    --------     --------     ---------      --------

Net assets at end of period (000's)                 $79,031      $72,029     $64,029      $55,718       $29,727          $794
                                                -----------    ---------    --------     --------     ---------      --------
                                                -----------    ---------    --------     --------     ---------      --------
Ratio of expenses to average net assets (b)           0.55%(c)     0.53%       0.60%        0.59%         0.60%         0.90%(c)

Ratio of net investment income to average
  net assets                                          6.55%(c)     6.28%       5.03%        6.09%         6.67%         7.07%(c)

Portfolio turnover rate                                253%(c)      381%        381%         454%          484%           54%





(a) Represents the period from the commencement of operations (December 13, 1990) through March 31, 1991.

(b) For the period ended September 30, 1995, the ratio of expenses to average net assets was determined based on gross expenses prior to expense reimbursements through a directed brokerage arrangement. For periods prior to September 30, 1995, the ratio was determined based on net expenses after expense reimbursements through the directed brokerage arrangement. Absent such expense reimbursements, the ratio of expenses to average net assets would have been 0.57% for the period ended March 31, 1995, respectively (Note 4). Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 0.80% and 3.08%(c) for the periods ended March 31, 1992 and 1991, respectively.

(c) Annualized.

See accompanying notes to the financial statements.

                            THE JAMESTOWN BOND FUND

                           PORTFOLIO OF INVESTMENTS

                         September 30, 1995 (Unaudited)



      PAR VALUE                                                                            VALUE
      ---------                                                                            ------
                      U.S. TREASURY AND AGENCY OBLIGATIONS - 14.4%
                      U.S. TREASURY BONDS - 14.0%
  $     9,045,000       8.50%, due 02/15/2020                                       $      11,025,041
                                                                                     ----------------

                      U.S. TREASURY NOTES - .4%
          330,000       6.75%, due 05/31/1997                                                 334,537
                                                                                     ----------------

                      TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                        (COST $9,859,766)                                           $      11,359,578
                                                                                     ----------------

                      MORTGAGE-BACKED SECURITIES - 40.9%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.2%
  $     1,185,000       Series #1615-D, 5.05%, due 01/15/2004                       $       1,147,590
          675,000       Series #1780-B, class C, 6.00%, due 12/15/2008                        631,334
          675,000       Series #32-C, 9.50%, due 03/15/2020                                   734,063
          600,000       Series #188-H, 7.00%, due 09/15/2021                                  594,186
        1,856,543       Pool #C00248, 6.50%, due 07/01/2023                                 1,792,102
        1,605,970       Pool #C00290, 6.50%, due 01/01/2024                                 1,550,226
        1,263,876       Pool #C80091, 6.50%, due 01/01/2024                                 1,220,007
          979,861       Pool #G00344, 6.50%, due 09/01/2024                                   945,850
        1,450,013       Pool #C80313, 8.00%, due 05/01/2025                                 1,484,103
        1,830,660       Pool #G00363, 8.00%, due 06/01/2025                                 1,883,621
                                                                                     ----------------
                                                                                           11,983,082
                                                                                     ----------------

                      FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.2%
          696,214       Pool #180106, 6.00%, due 12/01/1999                                   682,109
            2,764       Series #92-61F, , floating rate, due 05/25/2001                         2,765
          950,000       Series #92-22HC, 7.00%, due 03/25/2007                                953,562
        1,025,000       Series #89-76E, 9.00%, due 11/25/2019                               1,115,323
          825,000       Series #89-82G, 8.40%, due 11/25/2019                                 842,267
          675,000       Series #90-143J, 8.75%, due 12/25/2020                                699,469
        1,350,000       Series #91-10J, 7.95%, due 02/25/2021                               1,340,712
          900,000       Series #91-137H, 7.00%, due 10/25/2021                                891,000
                                                                                     ----------------
                                                                                            6,527,207
                                                                                     ----------------


                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.3%
        2,100,000       TBA, 5.50%, adjustable rate, due 10/15/2010                         2,077,688
          248,122       Pool #170523, 9.00%, due 09/15/2016                                   264,319
          545,898       Pool #172908, 9.00%, due 09/15/2016                                   580,241
          884,270       Pool #212183, 8.50%, due 06/15/2017                                   930,986
        2,590,973       Pool #355806, 7.00%, due 07/15/2023                                 2,563,482
        1,405,809       Pool #352056, 6.50%, due 10/15/2023                                 1,357,281
          880,781       Pool #354733, 6.50%, due 01/15/2024                                   850,377
          890,770       Pool #376177, 8.50%, due 07/15/2024                                   928,788
          896,118       Pool #369460, 8.50%, due 10/15/2024                                   934,364
                                                                                     ----------------
                                                                                           10,487,526
                                                                                     ----------------

                            THE JAMESTOWN BOND FUND

                           PORTFOLIO OF INVESTMENTS

                         September 30, 1995 (Unaudited)



      PAR VALUE                                                                            VALUE
      ---------                                                                            ------
                      OTHER MORTGAGE-BACKED SECURITIES - 4.2%
                        Bear Stearns Secured Investors Trust #87-2-D,
  $       629,677          9.95%, due 10/20/2018                                    $         666,274
                        Lehman Brothers Mortgage Trust #91-2-A1,
        1,272,575          8.00%, due 03/20/1999                                            1,298,156
                        Resolution Trust Corp. #95-1A-A-2D,
          975,000          7.50%, due 10/25/2028                                              973,477
                        Vendee Mortgage Trust #95-3-1-J,
          350,000          7.25%, due 10/15/2008                                              354,046
                                                                                     ----------------
                                                                                            3,291,953
                                                                                     ----------------


                      TOTAL MORTGAGE-BACKED SECURITIES (COST $31,926,399)           $      32,289,768
                                                                                     ----------------


                      ASSET-BACKED SECURITIES - 6.0%
                      Contimortgage Home Equity Loan Trust #94-4-A2,
  $       895,000       7.96%, due 09/15/2009                                       $         908,559
                      CIT RV Trust #95-B, class A,
          713,003       6.50%, due 04/15/2011                                                 715,448
                      Green Tree Financial Corporation Trust #94-5-A5,
        2,275,000       8.30%, due 11/15/2019                                               2,404,379
                      MDC Asset Investors Trust VII-6,
          685,414       9.00%, due 12/20/2018                                                 710,041
                                                                                     ----------------
                      TOTAL ASSET-BACKED SECURITIES (COST $4,506,947)               $       4,738,427
                                                                                     ----------------


                      CORPORATE BONDS - 24.2%
                      Associates Corporation,
  $       700,000       5.75%, due 10/15/2003                                       $         658,644
                      Baltimore Gas & Electric Corporation,
        1,000,000       8.90%, due 07/01/1998                                               1,065,610
                      Beneficial Corporation Medium Term Notes,
        1,300,000       8.27%, due 11/30/1998                                               1,365,312
                      Capital One Bank Corporation,
        1,400,000       6.66%, due 08/17/1998                                               1,402,100
                      Ford Motor Credit Corporation,
        1,150,000       5.625%, due 01/15/1999                                              1,120,445
                      General Motors Acceptance Corporation Medium Term Notes,
        2,225,000       6.375%, due 09/01/1998                                              2,222,486
                      Golden West Financial Corporation,
          450,000       8.625%, due 08/30/1998                                                474,534
                      International Lease Finance Medium Term Notes,
        1,715,000       6.42%, due 09/11/2000                                               1,690,853
                      Key Corporation Medium Term Notes,
        1,100,000       5.52%, due 03/25/1997                                               1,088,186


                            THE JAMESTOWN BOND FUND

                           PORTFOLIO OF INVESTMENTS

                         September 30, 1995 (Unaudited)



      PAR VALUE                                                                            VALUE
      ---------                                                                            ------
                      CORPORATE BONDS - CONTINUED
                      Meridian Bancorp,
          750,000       6.625%, due 06/15/2000                                      $         748,508
                      National City,
        1,010,000       7.20%, due 05/15/2005                                               1,030,715
                      Paccar Financial Corporation Medium Term Notes,
          785,000       8.09%, due 11/14/1997                                                 813,087
                      Public Service Electric and Gas Corporation,
        1,500,000       7.125%, due 11/01/1997                                              1,520,385
                      Sears Roebuck & Company,
        1,700,000       6.43%, due 08/31/1998                                               1,698,878
                      TCI Communications,
        1,400,000       6.82%, floating rate, due 09/15/2010                                1,402,506
                      Virginia Electric & Power Corporation,
          825,000       7.25%, due 03/01/1997                                                 838,373
                                                                                     ----------------
                      TOTAL CORPORATE BONDS (COST $18,840,822)                      $      19,140,622
                                                                                     ----------------

        SHARES
        ------
                      CLOSED-END MUTUAL FUNDS - 10.1%
           40,000     Blackrock 2001 Term Trust, Inc.                               $         305,000
            1,500     Blackrock Broad Investment Grade 2009 Term Trust                         16,500
           65,000     Blackrock Investment Quality Term Trust, Inc.                           511,875
           25,000     Blackrock Strategic Term Trust, Inc.                                    190,625
            3,600     Excelsior Income Shares, Inc.                                            57,150
            3,500     First Commonwealth Fund, Inc.                                            39,375
          222,800     Global Government Plus Fund, Inc.                                     1,587,450
          315,000     Global Total Return Fund                                              2,480,625
           95,700     Hyperion 2002 Term Trust                                                705,787
           51,300     Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.             391,163
           35,000     Hyperion Term Trust 1999                                                245,000
           28,000     Kemper Intermediate Government Trust                                    203,000
           14,500     MFS Government Markets Income Trust                                      92,437
           23,000     MFS Intermediate Income Trust                                           152,375
           29,500     Putnam Intermediate Government Trust                                    228,625
           48,500     TCW/DW Term Trust 2000                                                  363,750
           27,000     TCW/DW Term Trust 2003                                                  202,500
           32,000     Templeton Global Income Fund, Inc.                                      220,000
                                                                                     ----------------
                      TOTAL CLOSED-END FUNDS (COST $7,477,645)                      $       7,993,237
                                                                                     ----------------
                      TOTAL INVESTMENTS AT VALUE (COST $72,611,579) - 95.6%         $      75,521,632
                                                                                     ----------------


                            THE JAMESTOWN BOND FUND

                           PORTFOLIO OF INVESTMENTS

                         September 30, 1995 (Unaudited)



      FACE
     AMOUNT                                                                            VALUE
     -------                                                                           ------

                      REPURCHASE AGREEMENT (a) - 10.7%
                        Daiwa Securities,
  $     8,491,755          6.45%, dated 09/29/1995, due 10/02/1995,
                           repurchase proceeds $8,496,319 (Cost $8,491,755)         $       8,491,755
                                                                                     ----------------
                      TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                        AT VALUE - 106.3%                                           $      84,013,387

                      LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%                       (4,982,492)
                                                                                     ----------------

                      NET ASSETS - 100.0%                                           $      79,030,895
                                                                                     ----------------
                                                                                     ----------------

(a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/2015. The aggregate market value of the collateral at September 30, 1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $8,699,121.



    See accompanying notes to the financial statements.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Bond Fund (the Fund) is a series of shares of the Williamsburg Investment Trust (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (cur-rently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1995:


     Gross unrealized appreciation . . . . . . . . . .   $ 2,315,826
     Gross unrealized depreciation . . . . . . . . . .      (112,384)
                                                         -----------
     Net unrealized appreciation . . . . . . . . . . .   $ 2,203,442
                                                         -----------
                                                         -----------

As of September 30, 1995, the tax cost basis of investments of the Fund was $73,318,190. As of March 31, 1995, the Fund had capital loss carryforwards for federal income tax purposes of $3,682,998 which expire on March 31, 2003. In addition, the Fund had net realized capital losses of $344,493 during the period from November 1, 1994 through March 31, 1995 which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term invest-ments, amounted to $91,793,342 and $88,689,252, respectively.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% on its average daily net assets.

States in which shares of the Fund are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse the Fund for expenses which exceed the most restrictive applicable expense limitation of any state. No waiver or reimbursement was required from the Adviser for the six months ended September 30, 1995.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .075% on its average daily net assets up to $200 million and .05% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, pricing fees and postage and supplies.

Certain officers of the Trust are also officers of MGF.


4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement totaled $8,134 for the six months ended September 30, 1995.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                           THE JAMESTOWN BALANCED FUND

                               No Load Mutual Fund











                               SEMI-ANNUAL REPORT
                               September 30, 1995
                                   (Unaudited)












         INVESTMENT ADVISER                         ADMINISTRATOR
LOWE, BROCKENBROUGH & TATTERSALL, INC.            MGF SERVICE CORP.
       6620 West Broad Street                     312 Walnut Street
             Suite 300                              P.O. Box 5354
      Richmond, Virginia  23230                    Cincinnati, Ohio
         1.804.288.0404                             1.800.443.4249

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           THE JAMESTOWN BALANCED FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                         September 30, 1995 (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                                   $   44,837,647
                                                                              ------------
                                                                              ------------
      At value (Note 1)                                                     $   54,909,260
   Investments in repurchase agreements (Note 1)                                 1,215,652
   Receivable for securities sold                                                  958,145
   Receivable for capital shares sold                                                  761
   Interest receivable                                                             181,217
   Dividends receivable                                                             41,750
   Other assets                                                                      1,367
                                                                              ------------
      TOTAL ASSETS                                                              57,308,152
                                                                              ------------

LIABILITIES
   Payable for securities purchased                                                507,903
   Payable for capital shares redeemed                                              19,960
   Dividends payable                                                                20,270
   Accrued advisory fees (Note 3)                                                   29,978
   Accrued administration fees (Note 3)                                              8,650
   Other accrued expenses                                                           21,837
                                                                              ------------
      TOTAL LIABILITIES                                                            608,598
                                                                              ------------

NET ASSETS                                                                  $   56,699,554
                                                                              ------------
                                                                              ------------

Net assets consist of:
Capital shares                                                              $   45,179,072
Accumulated net realized gains from security transactions                        1,441,719
Undistributed net investment income                                                  7,150
Net unrealized appreciation on investments                                      10,071,613
                                                                              ------------
Net assets                                                                  $   56,699,554
                                                                              ------------
                                                                              ------------

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                     3,965,807
                                                                              ------------
                                                                              ------------

Net asset value, offering price and redemption price per share (Note 1)     $        14.30
                                                                              ------------
                                                                              ------------

See accompanying notes to the financial statements.

                           THE JAMESTOWN BALANCED FUND

                             STATEMENT OF OPERATIONS

                 Six Months Ended September 30, 1995 (Unaudited)


INVESTMENT INCOME
   Interest                                                                    $      583,947
   Dividends                                                                          393,343
                                                                                 ------------
      TOTAL INVESTMENT INCOME                                                         977,290
                                                                                 ------------

EXPENSES
   Investment advisory fees (Note 3)                                                  179,859
   Administrative fees (Note 3)                                                        50,958
   Custodian fees                                                                      11,457
   Professional fees                                                                    7,288
   Trustees' fees and expenses                                                          3,727
   Postage and supplies                                                                 2,284
   Pricing costs                                                                        2,260
   Printing of shareholder reports                                                      1,686
   Other expenses                                                                      12,950
                                                                                 ------------
      TOTAL EXPENSES                                                                  272,469
   Expenses reimbursed through a directed brokerage arrangement (Note 4)              (13,804)
                                                                                 ------------
      NET EXPENSES                                                                    258,665
                                                                                 ------------

NET INVESTMENT INCOME                                                                 718,625
                                                                                 ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                    1,447,795
   Net change in unrealized appreciation/depreciation on investments                4,781,753
                                                                                 ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    6,229,548
                                                                                 ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    6,948,173
                                                                                 ------------
                                                                                 ------------

See accompanying notes to the financial statements.

                           THE JAMESTOWN BALANCED FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               Periods Ended September 30, 1995 and March 31, 1995

                                                                                           SIX MONTHS
                                                                                              ENDED          YEAR
                                                                                            SEPT. 30,        ENDED
                                                                                              1995          MARCH 31,
                                                                                          (UNAUDITED)        1995
                                                                                        --------------   -------------
FROM OPERATIONS:
   Net investment income                                                                $      718,625   $   1,322,753
   Net realized gains from security transactions                                             1,447,795         388,803
   Net change in unrealized appreciation/depreciation
      on investments                                                                         4,781,753       3,296,638
                                                                                          ------------     -----------
Net increase in net assets from operations                                                   6,948,173       5,008,194
                                                                                          ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                 (727,616)     (1,312,434)
   From net realized gains from security transactions                                              ---      (1,138,083)
                                                                                          ------------     -----------
Decrease in net assets from distributions to shareholders                                     (727,616)     (2,450,517)
                                                                                          ------------     -----------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                                 2,505,497       8,248,839
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                                         684,159       2,325,314
   Payments for shares redeemed                                                             (4,772,761)     (7,997,241)
                                                                                          ------------     -----------
Net increase (decrease) in net assets from capital share transactions                       (1,583,105)      2,576,912
                                                                                          ------------     -----------

TOTAL INCREASE IN NET ASSETS                                                                 4,637,452       5,134,589

NET ASSETS:
   Beginning of period                                                                      52,062,102      46,927,513
                                                                                          ------------     -----------
   End of period - (including undistributed net investment
      income of $7,150 and $16,141, respectively)                                       $   56,699,554   $  52,062,102
                                                                                          ------------     -----------
                                                                                          ------------     -----------


(a)Summary of capital share activity follows:

   Shares sold                                                                                 185,169         674,378
   Shares issued in reinvestment of distributions to shareholders                               49,026         193,284
   Shares redeemed                                                                            (349,336)       (649,875)
                                                                                          ------------     -----------
   Net increase (decrease) in shares outstanding                                              (115,141)        217,787
   Shares outstanding, beginning of period                                                   4,080,948       3,863,161
                                                                                          ------------     -----------
   Shares outstanding, end of period                                                         3,965,807       4,080,948
                                                                                          ------------     -----------
                                                                                          ------------     -----------

See accompanying notes to the financial statements.

                           THE JAMESTOWN BALANCED FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each
Period


                                                     SIX MONTHS
                                                        ENDED                           YEARS ENDED MARCH 31,
                                                      SEPT. 30,   ----------------------------------------------------------------
                                                        1995
                                                     (UNAUDITED)      1995         1994           1993          1992        1991
                                                     ------------  ----------   -----------    ----------     ---------   ---------
Net asset value at beginning of period                    $12.76      $12.15        $12.49        $11.52        $10.88      $10.27
                                                     ------------  ----------   -----------    ----------     ---------   ---------

Income from investment operations:
   Net investment income                                    0.18        0.33          0.30          0.31          0.32        0.38
   Net realized and unrealized gains (losses)
      on investments                                        1.54        0.90         (0.18)         1.11          0.67        0.63
                                                     ------------   ---------   -----------    ----------     ---------  ----------
Total from investment operations                            1.72        1.23          0.12          1.42          0.99        1.01
                                                     ------------   ---------   -----------    ----------     ---------  ----------

Less distributions:
   Dividends from net investment income                    (0.18)      (0.33)        (0.30)        (0.31)        (0.31)      (0.39)
   Distributions from net realized gains                     ---       (0.29)        (0.16)        (0.14)        (0.04)      (0.01)
                                                     ------------    --------   -----------    ----------     ---------  ----------
Total distributions                                        (0.18)      (0.62)        (0.46)        (0.45)        (0.35)      (0.40)
                                                     ------------    --------   -----------    ----------     ---------  ----------

Net asset value at end of period                          $14.30      $12.76        $12.15        $12.49        $11.52      $10.88
                                                     ------------    --------   -----------    ----------     ---------  ----------
                                                     ------------    --------   -----------    ----------     ---------  ----------

Total return                                              13.52%(b)   10.54%         0.94%        12.50%         9.16%       9.99%
                                                     ------------    --------   -----------    ----------     ---------  ----------
                                                     ------------    --------   -----------    ----------     ---------  ----------

Net assets at end of period (000's)                      $56,700     $52,062       $46,928       $40,512       $23,786     $13,180
                                                     ------------    --------   -----------    ----------     ---------  ----------
                                                     ------------    --------   -----------    ----------     ---------  ----------

Ratio of expenses to average net assets (a)                0.98% (c)   0.96%         0.98%         0.99%         1.19%       1.47%

Ratio of net investment income to average net assets       2.60% (c)   2.72%         2.47%         2.59%         3.00%       5.52%

Portfolio turnover rate                                      67% (c)     95%          123%          134%          153%        110%


(a) For the period ended September 30, 1995, the ratio of expenses to average net assets was determined based on gross expenses prior to expense reimbursements through a directed brokerage arrangement. For periods prior to September 30, 1995, the ratio was determined based on net expenses after expense reimbursements through the directed brokerage arrangement. Absent such expense reimbursements, the ratios of expenses to average net assets would have been 0.99%, 1.01% and 1.07% for the years ended March 31, 1995, 1994 and 1993, respectively. (Note 4).

(b)  The total return calculated as of September 30, 1995 is not annualized.

(c)  Annualized.

See accompanying notes to the financial statements.

                           THE JAMESTOWN BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                          September 30, 1995 (Unaudited)


        SHARES                                                                         VALUE
        ------                                                                         -----

                     COMMON STOCKS - 69.8%
                     AEROSPACE - 2.4%
           16,000      Raytheon Company                                          $    1,360,000
                                                                                  -------------
                     BUILDING AND CONSTRUCTION - 2.1%
           33,000      Foster Wheeler Corporation                                     1,167,375
                                                                                  -------------

                     CHEMICALS - 3.6%
           23,000      Air Products & Chemicals                                       1,198,875
           12,000      E.I. duPont de Nemours & Company                                 825,000
                                                                                  -------------
                                                                                      2,023,875
                                                                                  -------------

                     COMMERCIAL BANKING - 3.7%
           10,000      Crestar Financial Corporation                                    558,750
           14,700      First Union Corporation                                          749,700
           12,000      NationsBank Corporation                                          807,000
                                                                                  -------------
                                                                                      2,115,450
                                                                                  -------------

                     COMMUNICATIONS - 8.6%
           23,000      AT&T Company                                                   1,512,250
            8,600      Capital Cities/ABC, Inc.                                       1,011,575
           24,000      Equifax, Inc.                                                  1,005,000
           24,000      SBC Communications, Inc.                                       1,320,000
                                                                                  -------------
                                                                                      4,848,825
                                                                                  -------------

                     COMPUTERS/COMPUTER TECHNOLOGY SERVICES - 3.9%
           20,000      Computer Sciences Corporation (b)                              1,287,500
           15,800      Intel Corporation                                                949,975
                                                                                  -------------
                                                                                      2,237,475
                                                                                  -------------

                     CONSUMER PRODUCTS - 12.9%
           15,000      Avon Products, Inc.                                            1,076,250
           24,000      General Electric Company                                       1,530,000
            9,900      Hershey Foods Corporation                                        637,312
           15,000      Motorola, Inc.                                                 1,145,625
           15,000      Procter & Gamble Company                                       1,155,000
           40,000      Sysco Corporation                                              1,090,000
           34,000      Whitman Corporation                                              701,250
                                                                                  -------------
                                                                                      7,335,437
                                                                                  -------------


                           THE JAMESTOWN BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                          September 30, 1995 (Unaudited)


        SHARES                                                                         VALUE
        ------                                                                         -----
                     DRUGS/MEDICAL EQUIPMENT - 4.7%
           20,000      Abbott Laboratories                                       $      852,500
           16,000      Merck and Company, Inc.                                          896,000
           18,000      Schering-Plough                                                  927,000
                                                                                  -------------
                                                                                      2,675,500
                                                                                  -------------

                     DURABLE GOODS - 2.2%
           24,000      Avnet, Inc.                                                    1,239,000
                                                                                  -------------

                     ELECTRONICS - 1.1%
            7,500      Hewlett-Packard Company                                          625,313
                                                                                  -------------

                     FAST FOOD RESTAURANTS - 1.4%
           21,000      McDonald's Corporation                                           803,250
                                                                                  -------------

                     FIRE SYSTEMS - 2.5%
           22,000      Tyco International Ltd.                                        1,386,000
                                                                                  -------------

                     HEALTH CARE CENTERS - 5.4%
           32,000      Columbia/HCA Healthcare Corporation                            1,556,000
           45,000      Manor Care, Inc.                                               1,530,000
                                                                                  -------------
                                                                                      3,086,000
                                                                                  -------------

                     INSURANCE - 2.3%
           15,000      American International Group                                   1,275,000
                                                                                  -------------

                     OIL AND GAS DRILLING - 6.1%
           18,000      Amoco Corporation                                              1,154,250
           17,000      Exxon Corporation                                              1,228,250
           17,000      Texaco, Inc.                                                   1,098,625
                                                                                  -------------
                                                                                      3,481,125
                                                                                  -------------

                     REAL ESTATE - 1.8%
           72,000      United Dominion Realty Trust                                   1,026,000
                                                                                  -------------

                     RETAIL STORES - 3.7%
           34,000      Circuit City Stores, Inc.                                      1,075,250
           23,000      May Department Stores Company                                  1,006,250
                                                                                  -------------
                                                                                      2,081,500
                                                                                  -------------

                     TRANSPORTATION SERVICES/EQUIPMENT - 1.4%
           22,000      Echlin, Inc.                                                     786,500
                                                                                  -------------

                     TOTAL COMMON STOCKS (COST $29,962,883)                      $   39,553,625
                                                                                  -------------

                           THE JAMESTOWN BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                          September 30, 1995 (Unaudited)



      PAR VALUE                                                                        VALUE
      ---------                                                                        -----
                     U.S. TREASURY NOTES - 9.5%
  $     1,360,000      6.75%, due 05/31/1997                                     $    1,378,700
          175,000      5.875%, due 03/31/1999                                           174,535
        3,015,000      6.25%, due 02/15/2003                                          3,031,944
          725,000      7.25%, due 05/15/2004                                            774,503
                                                                                  -------------

                     TOTAL U.S. TREASURY NOTES (COST $5,041,523)                 $    5,359,682
                                                                                  -------------

                     MORTGAGE-BACKED SECURITIES - 8.1%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.6%
  $       300,000      Series #1139-D, 8.00%, due 09/15/1996                     $      303,000
          460,401      Pool #G50153, 4.50%, due 05/01/1999                              432,921
          400,000      Pool #1780-B, 6.00%, due 12/15/2008                              374,124
          373,317      Series #204-B, 5.75%, due 06/15/2022                             369,931
          561,154      Series #D54864-G, 6.50%, due 06/01/2024                          541,677
                                                                                  -------------
                                                                                      2,021,653
                                                                                  -------------

                     FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.5%
          550,000      Series #93-135, 5.00%, due 01/25/2001                            541,750
           11,055      Series #92-61F, 6.53%, floating rate, due 05/25/2001              11,058
          350,000      Series #92-44K, 7.25%, due 04/25/2007                            357,438
          334,901      Series #70, 8.50%, due 01/01/2012                                350,253
          170,623      Series #88-29B, 9.50%, due 12/25/2018                            178,833
                                                                                  -------------
                                                                                      1,439,332
                                                                                  -------------

                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - .8%
          136,286      Pool #220644, 8.50%, due 07/15/2017                              143,487
          294,042      Pool #400355, 8.50%, due 09/15/2024                              306,591
                                                                                  -------------
                                                                                        450,078
                                                                                  -------------

                     OTHER MORTGAGE-BACKED SECURITIES - 1.2%
                       Bear Stearns Secured Investors Trust #87-2-D,
          120,517        9.95%, due 10/20/2018                                          128,579
                       Lehman Brothers Mortgage Trust #91-2-A1,
          255,809        8.00%, due 03/20/1999                                          261,725
                       Resolution Trust Corporation #95-1-A2B,
          300,000        7.50%, due 10/25/2028                                          301,688
                                                                                  -------------
                                                                                        691,992
                                                                                  -------------


                     TOTAL MORTGAGE-BACKED SECURITIES (COST $4,527,904)          $    4,603,055
                                                                                  -------------

                           THE JAMESTOWN BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                          September 30, 1995 (Unaudited)


      PAR VALUE                                                                        VALUE
      ---------                                                                        -----
                     ASSET-BACKED SECURITIES - .9%
                     The Money Store Home Equity Trust #94-A, A4,
  $       575,000      6.275%, due 12/15/2022                                    $      538,700
                                                                                  -------------

                     TOTAL ASSET-BACKED SECURITIES (COST $493,242)               $      538,700
                                                                                  -------------


                     CORPORATE BONDS - 8.6%
                     Bear Stearns Co.,
  $       375,000      7.625%, due 09/15/1999                                    $      387,476
                     Beneficial Corporation Medium Term Notes,
          275,000      8.05%, due 11/16/1998                                            287,020
                     Commercial Credit Corporation,
          275,000      10.00%, due 05/01/1999                                           305,775
                     Commonwealth Edison,
          350,000      7.00%, due 02/01/1997                                            352,160
                     Dayton Hudson Co.,
          250,000      7.50%, due 03/01/1999                                            258,280
                     Fleet Mortgage Group Medium Term Notes,
          400,000      7.25%, due 01/15/1998                                            406,476
                     Ford Motor Credit Medium Term Notes,
          225,000      7.55%, due 07/19/1999                                            233,260
                     Ford Motor Credit,
          200,000      8.00%, due 12/01/1997                                            206,568
                     GMAC Medium Term Notes,
          525,000      6.375%, due 09/01/1998                                           524,407
                     International Lease Finance Corporation,
          425,000      6.42%, due 09/11/2000                                            419,016
                     Meridian Bancorp, Inc.,
          175,000      6.00%, floating rate, due 12/01/1996                             174,389
          310,000      6.625%, due 06/15/2000                                           309,383
                     National City Corporation,
          175,000      6.063%, floating rate, due 01/31/1997                            175,219
                     Northern Trust Corporation,
          100,000      9.00%, due 05/15/1998                                            106,425
                     Sears Roebuck & Co. Medium Term Notes,
          275,000      6.43%, due 08/31/1998                                            274,819
                     World Savings and Loan Association,
          425,000      7.625%, due 02/18/1997                                           433,525
                                                                                  -------------

                     TOTAL CORPORATE BONDS (COST $4,812,095)                     $    4,854,198
                                                                                  -------------

                     TOTAL INVESTMENTS AT VALUE (COST $44,837,647) - 96.9%       $   54,909,260
                                                                                  -------------


                           THE JAMESTOWN BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                          September 30, 1995 (Unaudited)


        FACE
        VALUE                                                                          VALUE
        -----                                                                          -----

                     REPURCHASE AGREEMENTS (a) - 2.1%
                     Daiwa Securities,
  $     1,215,652      6.45%, dated 09/29/1995, due 10/02/1995,
                       repurchase proceeds $1,216,305 (Cost $1,215,652)          $    1,215,652
                                                                                  -------------

                     TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                       AT VALUE - 99.0%                                          $   56,124,912

                     OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                       574,642
                                                                                  -------------

                     NET ASSETS - 100.0%                                         $   56,699,554
                                                                                  -------------
                                                                                  -------------


(a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/2015.
     The aggregate market value of the collateral at September 30, 1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $1,245,338.

(b)  Non-income producing security.

    See accompanying notes to the financial statements.

                           THE JAMESTOWN BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Balanced Fund (the Fund) is a series of shares of the Williamsburg Investment Trust (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on July 3, 1989.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (cur-rently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market, and common stocks of the Fund will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an indepen-dent pricing service. If a pricing service cannot provide a valuation, securi-ties will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1995:


     Gross unrealized appreciation . . . . . . . . . .   $10,043,363
     Gross unrealized depreciation . . . . . . . . . .       (84,702)
                                                         -----------
     Net unrealized appreciation . . . . . . . . . . .   $ 9,958,661
                                                         -----------
                                                         -----------

As of September 30, 1995, the tax cost basis of investments for the Fund was $44,950,599.

2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term invest-ments, amounted to $17,418,612 and $18,583,891, respectively.


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .65% on its average daily net assets up to $250 million; .60% on the next $250 million of such net assets; and .55% on such net assets in excess of $500 million.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)

States in which shares of the Fund are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse the Fund for expenses which exceed the most restrictive applicable expense limitation of any state. No waiver or reimbursement was required from the Adviser for the six months ended September 30, 1995.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, pricing fees and postage and supplies.

Certain officers of the Trust are also officers of MGF.


4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, the Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $13,804 for the six months ended September 30, 1995.

------------------------------------------------------------------------------
------------------------------------------------------------------------------


                     THE JAMESTOWN SHORT TERM BOND FUND

                             No Load Mutual Fund











                                SEMI-ANNUAL REPORT
                                September 30, 1995
                                    (Unaudited)












           INVESTMENT ADVISER                                ADMINISTRATOR
    LOWE, BROCKENBROUGH & TATTERSALL, INC                  MGF SERVICE CORP.
          6620 West Broad Street                          312 Walnut Street
               Suite 300                                     P.O. Box 5354
         Richmond, Virginia  23230                          Cincinnati, Ohio
             1.804.288.0404                                 1.800.443.4249

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                     THE JAMESTOWN SHORT TERM BOND FUND

                    STATEMENT OF ASSETS AND LIABILITIES

                       September 30, 1995 (Unaudited)


ASSETS
   Investments in securities:
      At acquisition cost                                       $   13,307,544
                                                                 -------------
                                                                 -------------
      At value (Note 1)                                         $   13,361,586
   Investments in repurchase agreements (Note 1)                     1,708,264
   Receivable for securities sold                                       16,240
   Receivable for capital shares sold                                      554
   Interest receivable                                                 186,002
   Other assets                                                          5,295
                                                                 -------------
      TOTAL ASSETS                                                  15,277,941
                                                                 -------------

LIABILITIES
   Payable for securities purchased                                  1,302,720
   Dividends payable                                                    73,825
   Accrued administration fees (Note 3)                                  2,000
   Other accrued expenses                                                5,866
                                                                 -------------
      TOTAL LIABILITIES                                              1,384,411
                                                                 -------------

NET ASSETS                                                      $   13,893,530
                                                                 -------------
                                                                 -------------

Net assets consist of:
Capital shares                                                  $   14,401,569
Accumulated net realized losses from security
    transactions                                                      (568,546)
Undistributed net investment income                                      6,465
Net unrealized appreciation on investments                              54,042
                                                                 -------------
Net assets                                                      $   13,893,530
                                                                 -------------
                                                                 -------------

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                         1,425,435
                                                                 -------------
                                                                 -------------

Net asset value, offering price and redemption price
  per share (Note 1)                                            $         9.75
                                                                 -------------
                                                                 -------------


See accompanying notes to the financial statements.

                     THE JAMESTOWN SHORT TERM BOND FUND

                        STATEMENT OF OPERATIONS

               Six Months Ended September 30, 1995 (Unaudited)


INVESTMENT INCOME
   Interest                                                      $   458,872
                                                                  ----------

EXPENSES
   Investment advisory fees (Note 3)                                  25,458
   Administrative fees (Note 3)                                       12,000
   Professional fees                                                   5,814
   Custodian fees                                                      3,976
   Trustees' fees and expenses                                         3,701
   Pricing costs                                                       1,810
   Other expenses                                                      6,644
                                                                  ----------
      TOTAL EXPENSES                                                  59,403
   Fees waived by the Adviser (Note 3)                               (25,458)
                                                                  ----------
      NET EXPENSES                                                    33,945
                                                                  ----------

NET INVESTMENT INCOME                                                424,927
                                                                  ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                      68,084
   Net change in unrealized appreciation/depreciation
    on investments                                                    91,097
                                                                  ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     159,181
                                                                  ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   584,108
                                                                  ----------
                                                                  ----------


See accompanying notes to the financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

               Periods Ended September 30, 1995 and March 31, 1995

                                                             SIX MONTHS
                                                                ENDED                YEAR
                                                              SEPT. 30,              ENDED
                                                                1995               MARCH 31,
                                                             (UNAUDITED)              1995
                                                           ---------------       --------------
FROM OPERATIONS:
   Net investment income                                      $    424,927         $    852,780
   Net realized gains (losses) from security
      transactions                                                  68,084             (384,848)
   Net change in unrealized appreciation/
      depreciation on investments                                   91,097              136,445
                                                           ---------------       --------------
Net increase in net assets from operations                         584,108              604,377
                                                           ---------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (425,391)            (852,243)
   From net realized gains from security
      transactions                                                      --               (4,059)
                                                           ---------------       --------------
Decrease in net assets from distributions
      to shareholders                                             (425,391)            (856,302)
                                                           ---------------       --------------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                     1,577,374            1,529,815
   Net asset value of shares issued in
      reinvestment of distributions to
      shareholders                                                 271,938              565,090
   Payments for shares redeemed                                 (2,236,940)          (6,435,813)
                                                           ---------------       --------------
Net decrease in net assets from capital
      share transactions                                          (387,628)          (4,340,908)
                                                           ---------------       --------------

TOTAL DECREASE IN NET ASSETS                                      (228,911)          (4,592,833)

NET ASSETS:
   Beginning of period                                          14,122,441           18,715,274
                                                           ---------------       --------------
   End of period - (including undistributed
      net investment  income of $6,465 and
      $6,929, respectively)                                   $ 13,893,530         $ 14,122,441
                                                           ---------------       --------------
                                                           ---------------       --------------


(a)Summary of capital share activity follows:

   Shares sold                                                     160,912              157,550
   Shares issued in reinvestment of distributions
      to shareholders                                               27,863               58,839
   Shares redeemed                                                (228,183)            (657,850)
                                                           ---------------       --------------
   Net decrease in shares outstanding                              (39,408)            (441,461)
   Shares outstanding, beginning of period                       1,464,843            1,906,304
                                                           ---------------       --------------
   Shares outstanding, end of period                             1,425,435            1,464,843
                                                           ---------------       --------------
                                                           ---------------       --------------


See accompanying notes to the financial statements.

                         THE JAMESTOWN SHORT TERM BOND FUND

                             FINANCIAL HIGHLIGHTS

              Selected Per Share Data and Ratios for a Share
                     Outstanding Throughout Each Period

                                                       SIX MONTHS
                                                          ENDED                  YEARS ENDED MARCH 31,            PERIOD
                                                        SEPT. 30,      -------------------------------------       ENDED
                                                          1995                                                   MARCH 31,
                                                       (UNAUDITED)        1995         1994          1993         1992 (a)
                                                       -----------     ---------     ---------     ---------     ---------
Net asset value at beginning of period                       $9.64         $9.82        $10.07         $9.93        $10.00
                                                       -----------     ---------     ---------     ---------     ---------

Income from investment operations:
   Net investment income                                      0.31          0.60          0.51          0.50          0.09
   Net realized and unrealized gains (losses)
      on investments                                          0.11         (0.17)        (0.23)         0.13         (0.07)
                                                       -----------     ---------     ---------     ---------     ---------
Total from investment operations                              0.42          0.43          0.28          0.63          0.02
                                                       -----------     ---------     ---------     ---------     ---------

Less distributions:
   Dividends from net investment income                      (0.31)        (0.61)        (0.51)        (0.49)        (0.09)
                                                       -----------     ---------     ---------     ---------     ---------
   Distributions from net realized gains                       --            --          (0.02)         --             --
                                                       -----------     ---------     ---------     ---------     ---------
Total distributions                                          (0.31)        (0.61)        (0.53)        (0.49)        (0.09)
                                                       -----------     ---------     ---------     ---------     ---------

Net asset value at end of period                             $9.75         $9.64         $9.82        $10.07         $9.93
                                                       -----------     ---------     ---------     ---------     ---------
                                                       -----------     ---------     ---------     ---------     ---------
Total return                                                 8.73%(c)      4.53%         2.76%         6.40%         0.99%(c)
                                                       -----------     ---------     ---------     ---------     ---------
                                                       -----------     ---------     ---------     ---------     ---------


Net assets at end of period (000's)                        $13,894       $14,122       $18,715       $15,580        $5,320
                                                       -----------     ---------     ---------     ---------     ---------
                                                       -----------     ---------     ---------     ---------     ---------

Ratio of expenses to average net assets (b)                  0.50%(c)      0.50%         0.50%         0.50%         0.50%(c)

Ratio of net investment income to average net assets         6.26%(c)      6.04%         5.22%         5.24%         4.86%(c)

Portfolio turnover rate                                       155%(c)       144%          324%          289%           97%


(a) Represents the period from the commencement of operations (January 21, 1992) through March 31, 1992.

(b) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 0.88% (c) for the six months ended September 30, 1995 and 0.85%, 0.81%, 0.82% and 0.81% (c) for the
    periods ended March 31, 1995, 1994, 1993 and 1992, respectively.  (Note 3).

(c) Annualized.


See accompanying notes to the financial statements.

                    THE JAMESTOWN SHORT TERM BOND FUND

                        PORTFOLIO OF INVESTMENTS

                    September 30, 1995 (Unaudited)


      PAR VALUE                                                                         VALUE
      ---------                                                                         ------
                   U.S. TREASURY AND AGENCY OBLIGATIONS - 27.1%
                   U.S. TREASURY NOTES - 24.5%
   $  1,385,000      6.75%, due 05/31/1997                                        $    1,404,044
      1,075,000      5.125%, due 04/30/1998                                            1,055,349
        950,000      5.875%, due 03/31/1999                                              947,473
                                                                                   -------------
                                                                                       3,406,866
                                                                                   -------------

                   FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.6%
        350,000      Medium term note, 6.47%, due 07/07/1997                             352,733
                                                                                   -------------

                   TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS (COST $3,681,155)   $    3,759,599
                                                                                   -------------


                   MORTGAGE-BACKED SECURITIES - 31.7%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.1%
   $     19,449      Pool #216951, 8.00%, due 06/01/2002                          $       19,895
        272,908      Series #204-B, 5.75%, due 06/15/2022                                270,432
                                                                                   -------------
                                                                                         290,327
                                                                                   -------------

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.6%
        525,000      Series #91-131E, 7.709%, due 10/25/1998                             533,363
        467,945      Series #93-135PB, 5.00%, due 01/25/2001                             460,926
        519,736      Pool #124029, 8.00%, due 12/01/2002                                 534,419
        166,647      Pool #100061, 12.50%, due 06/15/2015                                190,785
        533,365      Pool #303346, 11.50%, due 02/01/2020                                596,334
                                                                                   -------------
                                                                                       2,315,827
                                                                                   -------------

                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.0%
        700,000      TBA, 5.50%, adjustable rate, due 10/15/2010                         692,562
                                                                                   -------------

                   OTHER MORTGAGE-BACKED SECURITIES - 8.0%
                   Bear Stearns Secured Investors Trust #87-2D,
        110,470      9.95%, due 10/20/2018                                               116,890
                   General Electric Capital Mortgage Services, Inc. Trust #93-4A,
        516,933    A1, 6.57%, floating rate, due 03/25/2023                              517,414
                   Lehman Brothers Mortgage Trust #91-2-A1,
        191,857      8.00%, due 03/20/1999                                               196,294
                   Resolution Trust Corporation #95-1-A2B,
        275,000      7.50%, due 10/25/2028                                               276,547
                                                                                   -------------
                                                                                       1,107,145
                                                                                   -------------

                   TOTAL MORTGAGE-BACKED SECURITIES (COST $4,420,181)             $    4,405,861
                                                                                   -------------

                    THE JAMESTOWN SHORT TERM BOND FUND

                        PORTFOLIO OF INVESTMENTS

                    September 30, 1995 (Unaudited)


      PAR VALUE                                                                         VALUE
      ---------                                                                         ------
                   ASSET-BACKED SECURITIES - 2.1%
                   Chemical Financial Acceptance Corporation Grantor Trust #90-A,
   $    287,020      9.40%, due 03/15/1997                                        $      290,249
                                                                                   -------------

                   TOTAL ASSET-BACKED SECURITIES (COST $290,832)                  $      290,249
                                                                                   -------------

                   CORPORATE BONDS - 35.3%
                   Bear Stearns Company,
   $    205,000      7.625%, due 09/15/1999                                       $      211,820
                   Beneficial Corporation,
        400,000      8.27%, due 11/30/1998                                               420,096
                   Deere & Company,
        250,000      8.25%, due 06/01/1996                                               253,393
                   Fleet Mortgage Group,
        450,000      7.25%, due 01/15/1998                                               457,286
                   Ford Motor Credit Corporation,
        350,000      7.50%, due 02/14/1997                                               356,415
         40,000      8.00%, due 12/01/1997                                                41,314
                   Golden West Financial,
        350,000      8.625%, due 08/30/1998                                              369,082
                   Key Corporation,
        400,000      8.10%, due 12/20/1996                                               409,000
                   Mellon Financial,
        375,000      6.50%, due 12/01/1997                                               376,556
                   National City Corporation,
        275,000      8.375%, due 03/15/1996                                              277,456
        325,000      6.063%, floating rate, due 01/31/1997                               325,406
                   Norwest Financial,
        275,000      6.25%, due 02/15/1997                                               274,964
                   J.C. Penny & Company,
        300,000      10.00%, due 10/15/1997                                              321,366
                   Ryder System, Inc.,
        500,000      8.38%, due 12/08/1999                                               532,265
                   Virginia Electric & Power Company,
        275,000      7.25%, due 03/01/1997                                               279,458
                                                                                   -------------

                   TOTAL CORPORATE BONDS (COST $4,915,376)                        $    4,905,877
                                                                                   -------------

                   TOTAL INVESTMENTS AT VALUE (COST $13,307,544) - 96.2%          $   13,361,586
                                                                                   -------------


                    THE JAMESTOWN SHORT TERM BOND FUND

                        PORTFOLIO OF INVESTMENTS

                    September 30, 1995 (Unaudited)


       FACE
       VALUE                                                                         VALUE
      ------                                                                         ------

                   REPURCHASE AGREEMENTS (a) - 12.3%
                     Daiwa Securities,
   $  1,708,264            6.45%, dated 09/29/1995, due 10/02/1995,
                           repurchase proceeds $1,709,182 (Cost $1,708,264)       $    1,708,264
                                                                                   -------------

                   TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                     AT VALUE - 108.5%                                            $   15,069,850

                   LIABILITES IN EXCESS OF OTHER ASSETS - (8.5)%                      (1,176,320)
                                                                                   -------------

                   NET ASSETS - 100.0%                                            $   13,893,530
                                                                                   -------------
                                                                                   -------------


 (a) Joint repurchase agreement is fully collateralized by $16,376,000 U.S. Treasury Bond, 11.25%, due 02/15/2015. The aggregate market value of the collateral at September 30, 1995 was $24,653,775. The Fund's pro-rata interest in the collateral at September 30, 1995 was $1,749,980.



     See accompanying notes to the financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Short Term Bond Fund (the Fund) is a series of shares of the Williamsburg Investment Trust (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 21, 1992.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (cur-rently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1995:


     Gross unrealized appreciation . . . . . . . . . .   $   134,551
     Gross unrealized depreciation . . . . . . . . . .      (230,557)
                                                         -----------
     Net unrealized depreciation . . . . . . . . . . .   $   (96,006)
                                                         -----------
                                                         -----------

As of September 30, 1995, the tax cost basis of investments of the Fund was $13,457,592. As of March 31, 1995, the Fund had capital loss carryforwards for federal income tax purposes of $439,179 which expire on March 31, 2003. In addition, the Fund had net realized capital losses of $47,403 during the period from November 1, 1994 through March 31, 1995 which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term invest-ments, amounted to $9,782,602 and $9,947,990, respectively.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% on its average daily net assets.

The Adviser currently intends to limit the total operating expenses of the Fund to .50% of average net assets; accordingly, the Adviser waived its entire investment advisory fee of $25,458 for the six months ended September 30, 1995.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .075% on its average daily net assets up to $200 million and .05% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, pricing fees and postage and supplies.

Certain officers of the Trust are also officers of MGF.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------


                      THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                               No Load Mutual Fund











                               SEMI-ANNUAL REPORT
                               September 30, 1995
                                 (Unaudited)












               INVESTMENT ADVISER                       ADMINISTRATOR
     LOWE, BROCKENBROUGH & TATTERSALL, INC.            MGF SERVICE CORP.
             6620 West Broad Street                    312 Walnut Street
                   Suite 300                             P.O. Box 5354
            Richmond, Virginia  23230                   Cincinnati, Ohio
                 1.804.288.0404                          1.800.443.4249

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                   THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                    STATEMENT OF ASSETS AND LIABILITIES

                       September 30, 1995 (Unaudited)




ASSETS
   Investments in securities:
      At acquisition cost                                     $    7,764,331
                                                               -------------
                                                               -------------
      At value (Note 1)                                       $    7,999,219
   Cash                                                                1,511
   Interest receivable                                               117,616
   Other assets                                                        4,480
                                                               -------------
      TOTAL ASSETS                                                 8,122,826
                                                               -------------

LIABILITIES
   Dividends payable                                                  10,426
   Payable for capital shares redeemed                                   419
   Accrued advisory fees (Note 3)                                      1,064
   Accrued administration fees (Note 3)                                2,000
   Other accrued expenses                                              5,546
                                                               -------------
      TOTAL LIABILITIES                                               19,455
                                                               -------------

NET ASSETS                                                    $    8,103,371
                                                               -------------
                                                               -------------

Net assets consist of:
Capital shares                                                $    7,949,777
Accumulated net realized losses from security
    transactions                                                     (81,294)
Net unrealized appreciation on investments                           234,888
                                                               -------------
Net assets                                                    $    8,103,371
                                                               -------------
                                                               -------------

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)             821,843
                                                               -------------
                                                               -------------

Net asset value, offering price and redemption price
    per share (Note 1)                                        $         9.86
                                                               -------------
                                                               -------------

See accompanying notes to the financial statements.

                           THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                                STATEMENT OF OPERATIONS

                    Six Months Ended September 30, 1995 (Unaudited)



INVESTMENT INCOME
   Interest                                              $  211,921
                                                          ---------

EXPENSES
   Investment advisory fees (Note 3)                         15,796
   Administrative fees (Note 3)                              12,000
   Professional fees                                          4,040
   Trustees' fees and expenses                                3,702
   Custodian fees                                             2,273
   Pricing costs                                              2,237
   Registration fees                                          1,714
   Printing of shareholder reports                            1,586
   Other expenses                                             1,001
                                                          ---------
      TOTAL EXPENSES                                         44,349
   Fees waived by the Adviser (Note 3)                      (14,732)
                                                          ---------
      NET EXPENSES                                           29,617
                                                          ---------

NET INVESTMENT INCOME                                       182,304
                                                          ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions             37,167
   Net change in unrealized appreciation/
      depreciation on investments                           107,530
                                                          ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS            144,697
                                                          ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $  327,001
                                                          ---------
                                                          ---------


See accompanying notes to the financial statements.

                          THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                            STATEMENT OF CHANGES IN NET ASSETS

                    Periods Ended September 30, 1995 and March 31, 1995

                                                                           SIX MONTHS
                                                                              ENDED          YEAR
                                                                            SEPT. 30,        ENDED
                                                                              1995         MARCH 31,
                                                                           (UNAUDITED)       1995
                                                                          -----------    -----------

FROM OPERATIONS:
   Net investment income                                                 $    182,304   $    215,801
   Net realized gains (losses) from security transactions                      37,167       (117,113)
   Net change in unrealized appreciation/depreciation
      on investments                                                          107,530        225,911
                                                                          -----------    -----------
Net increase in net assets from operations                                    327,001        324,599
                                                                          -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                (182,304)      (215,801)
                                                                          -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                  515,653      6,137,385
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                        123,115        144,189
   Payments for shares redeemed                                              (391,641)      (734,913)
                                                                          -----------    -----------
Net increase in net assets from capital share transactions                    247,127      5,546,661
                                                                          -----------    -----------

TOTAL INCREASE IN NET ASSETS                                                  391,824      5,655,459

NET ASSETS:
   Beginning of period                                                      7,711,547      2,056,088
                                                                          -----------    -----------
   End of period                                                         $  8,103,371   $  7,711,547
                                                                          -----------    -----------
                                                                          -----------    -----------


(a)Summary of capital share activity follows:

   Shares sold                                                                 52,710        645,556
   Shares issued in reinvestment of distributions to shareholders              12,553         15,122
   Shares redeemed                                                            (40,005)       (78,015)
                                                                          -----------    -----------
   Net increase in shares outstanding                                          25,258        582,663
   Shares outstanding, beginning of period                                    796,585        213,922
                                                                          -----------    -----------
   Shares outstanding, end of period                                          821,843        796,585
                                                                          -----------    -----------
                                                                          -----------    -----------


See accompanying notes to the financial statements.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                              FINANCIAL HIGHLIGHTS

                  Selected Per Share Data and Ratios for a Share
                         Outstanding Throughout Each Period


                                                                    SIX MONTHS
                                                                       ENDED          YEAR          PERIOD
                                                                     SEPT. 30,        ENDED          ENDED
                                                                       1995         MARCH 31,      MARCH 31,
                                                                    (UNAUDITED)       1995          1994 (a)
                                                                    ---------       --------       ---------
Net asset value at beginning of period                                  $9.68          $9.61         $10.00
                                                                    ---------       --------       --------

Income from investment operations:
    Net investment income                                                0.23           0.44           0.23
    Net realized and unrealized gains (losses) on investments            0.18           0.07          (0.39)
                                                                    ---------       --------       --------
Total from investment operations                                         0.41           0.51          (0.16)
                                                                    ---------       --------       --------

Less distributions:
    Dividends from net investment income                                (0.23)         (0.44)         (0.23)
                                                                    ---------       --------       --------

Net asset value at end of period                                        $9.86          $9.68          $9.61
                                                                    ---------       --------       --------
                                                                    ---------       --------       --------

Total return                                                            8.46%(c)       5.47%        (2.96)% (c)
                                                                    ---------       --------       --------
                                                                    ---------       --------       --------

Net assets at end of period (000's)                                    $8,103         $7,712         $2,056
                                                                    ---------       --------       --------
                                                                    ---------       --------       --------

Ratio of expenses to average net assets (b)                             0.75%(c)       0.75%          0.75%(c)

Ratio of net investment income to average net assets                    4.62%(c)       4.64%          4.07%(c)

Portfolio turnover rate                                                   20%(c)         97%            33%


(a) Represents the period from the commencement of operations (September 1, 1993) through March 31, 1994.

(b) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 1.12%(c), 1.62% and 4.83%(c) for the periods ended September 30, 1995, March 31, 1995 and March 31, 1994, respectively. (Note 3).

(c) Annualized.



See accompanying notes to the financial statements.

                       THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                               PORTFOLIO OF INVESTMENTS

                           September 30, 1995 (Unaudited)


    PRINCIPAL
      AMOUNT                                                                                 VALUE
      ------                                                                                 ------
                  FIXED RATE REVENUE AND GENERAL
                    OBLIGATION (GO) BONDS - 94.0%

                  VIRGINIA - 89.4%
                  Arlington Co., Virginia, GO,
  $   300,000       5.60%, due 08/01/2006                                              $      317,214
                                                                                        -------------

                  Cheasapeake, Virginia, GO,
      100,000       5.70%, due 05/01/2007                                                     104,813
                                                                                        -------------

                  Chesterfield Co., Virginia, GO,
      100,000       5.80%, due 07/15/2001                                                     107,031
      100,000       5.90%, due 07/15/2002                                                     108,108
                                                                                        -------------
                                                                                              215,139
                                                                                        -------------

                  Fairfax Co., Virginia, GO,
      350,000       5.60%, due 05/01/2003                                                     364,998
                                                                                        -------------

                  Fairfax Co., Virginia, Park Authority, Revenue,
      300,000       6.25%, due 07/15/2005                                                     315,441
                                                                                        -------------

                  Hanover Co., Virginia, Industrial Dev. Authority, Revenue,
      225,000       6.25%, due 10/01/2011                                                     233,595
                                                                                        -------------

                  Norfolk, Virginia, GO,
      250,000       5.40%, due 02/01/2002                                                     260,520
                                                                                        -------------

                  Norfolk, Virginia, Redevelopment & Housing Authority, Revenue,
      100,000       6.10%, due 12/01/2004                                                     106,641
                                                                                        -------------

                  Newport News, Virginia, GO,
      150,000       6.20%, due 12/01/2001                                                     160,362
                                                                                        -------------

                  Pittsylvania Co., Virginia, GO,
      300,000       5.65%, due 07/01/2006                                                     310,482
                                                                                        -------------

                  Portsmouth, Virginia, GO,
      200,000       5.90%, due 11/01/2001                                                     213,768
                                                                                        -------------

                  Prince William Co., Virginia, Park Authority, Revenue,
      250,000       6.10%, due 10/15/2004                                                     267,457
                                                                                        -------------

                  Prince William Co., Virginia, Service Auth. Water & Sewer, Revenue,
      150,000       6.40%, due 07/01/2004                                                     163,421
                                                                                        -------------


                       THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                               PORTFOLIO OF INVESTMENTS

                           September 30, 1995 (Unaudited)


    PRINCIPAL
      AMOUNT                                                                                 VALUE
      ------                                                                                 ------
                  VIRGINIA - CONTINUED
                  Richmond, Virginia, GO,
  $   350,000       6.25%, due 01/15/2018                                              $      352,807
                                                                                        -------------

                  Richmond, Virginia, Metropolitan Authority, Revenue,
      250,000       6.00%, due 07/15/2004                                                     269,305
                                                                                        -------------

                  Richmond, Virginia, Public Utility, Revenue,
      150,000       7.10%, due 01/15/2000                                                     161,070
                                                                                        -------------

                  Riverside, Virginia, Regulatory Jail Authority, Revenue,
      300,000       5.30%, due 07/01/2002                                                     310,113
                                                                                        -------------

                  Roanoke, Virginia, GO,
      300,000       6.40%, due 08/01/2012                                                     315,912
                                                                                        -------------

                  Southeastern Public Service Authority, Revenue,
      200,000       6.60%, due 07/01/1998                                                     211,760
                                                                                        -------------

                  Virginia Beach, Virginia, GO,
      150,000       6.60%, due 08/01/2001, prerefunded at 102                                 167,577
      325,000       6.20%, due 09/01/2013                                                     337,519
                                                                                        -------------
                                                                                              505,096
                                                                                        -------------


                  Virginia State, GO,
      250,000       6.75%, due 07/01/1996, prerefunded at 102                                 260,223
      300,000       5.90%, due 06/01/2005                                                     319,683
                                                                                        -------------
                                                                                              579,906
                                                                                        -------------

                  Virginia State Housing Dev. Authority, Revenue,
      150,000       5.60%, due 01/01/2002                                                     153,396
      150,000       6.60%, due 11/01/2012                                                     155,034
                                                                                        -------------
                                                                                              308,430
                                                                                        -------------

                  Virginia State Public Building Authority, Revenue,
      250,000       5.30%, due 08/01/1998                                                     257,405
                                                                                        -------------

                  Virginia State Transportation Board, Revenue,
      350,000       6.25%, due 05/15/2012                                                     366,558
                                                                                        -------------

                  Winchester, Virginia, Industrial Dev. Authority, Revenue
      280,000       7.25%, due 01/01/2000, prerefunded at 102                                 314,356
                                                                                        -------------

                  York Co., Virginia, GO,
      250,000       6.625%, due 03/01/2012                                                    261,607
                                                                                        -------------

                  TOTAL VIRGINIA                                                            7,248,176
                                                                                        -------------

                       THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                               PORTFOLIO OF INVESTMENTS

                           September 30, 1995 (Unaudited)


    PRINCIPAL
      AMOUNT                                                                                 VALUE
      ------                                                                                 ------
                  PUERTO RICO - 4.6%
                  Puerto Rico Commonwealth, GO,
  $   100,000       5.80%, due 07/01/2003                                              $      105,608
                                                                                        -------------

                  Puerto Rico Commonwealth, Highway and Transp. Authority, Revenue,
      150,000       6.375%, due 07/01/2007                                                    157,941
                                                                                        -------------

                  Puerto Rico Commonwealth Electric Power Authority, Revenue,
      100,000       6.00%, due 07/01/1999                                                     105,192
                                                                                        -------------

                  TOTAL PUERTO RICO                                                           368,741
                                                                                        -------------

                  TOTAL FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS
                    (COST $7,382,029)                                                  $    7,616,917
                                                                                        -------------

                  MONEY MARKETS - 4.7%
  $   382,302     Biltmore Tax-Free Money Fund (Cost $382,302)                         $      382,302
                                                                                        -------------

                  TOTAL INVESTMENTS AT VALUE (COST $7,764,331) - 98.7%                 $    7,999,219

                  OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                                104,152
                                                                                        -------------

                  NET ASSETS - 100.0%                                                  $    8,103,371
                                                                                        -------------
                                                                                        -------------

    See accompanying notes to the financial statements.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)


1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Tax Exempt Virginia Fund (the Fund) is a series of shares of the Williamsburg Investment Trust (the Trust). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on September 1, 1993.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (cur-rently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. The Fund's securities will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1995:


     Gross unrealized appreciation . . . . . . . . . .   $   245,189
     Gross unrealized depreciation . . . . . . . . . .       (10,301)
                                                         -----------
     Net unrealized appreciation . . . . . . . . . . .   $   234,888
                                                         -----------
                                                         -----------

The tax basis of investments of the Fund is equal to the acquisition cost as shown on the Statement of Assets and Liabilities. As of March 31, 1995, the Fund had capital loss carryforwards for federal income tax purposes of $93,620 which expire on March 31, 2003. In addition, the Fund had net realized capital losses of $24,841 during the period from November 1, 1994 through March 31, 1995 which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1995, purchases and proceeds from sales and maturities of investment securities, other than short-term invest-ments, amounted to $1,045,458 and $731,442, respectively.


3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .40% on its average daily net assets up to $250 million; .35% on the next $250 million of such net assets; and .30% on such net assets in excess of $500 million.

The Adviser currently intends to limit the total operating expenses of the Fund to .75% of average net assets; accordingly, the Adviser waived $14,732 of its investment advisory fee for the six months ended September 30, 1995.

Certain trustees and officers of the Trust are also officers of the Adviser.

                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

                          NOTES TO FINANCIAL STATEMENTS

                         September 30, 1995 (Unaudited)

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $200 million and .10% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, pricing fees and postage and supplies.

Certain officers of the Trust are also officers of MGF.